united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of

registered management investment companies

Investment Company Act file number 811-09871

Cullen Funds Trust

(Exact name of registrant as specified in charter)

645 Fifth Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-644-1800

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Semi-Annual Shareholder Report - December 31, 2025

Cullen Emerging Markets High Dividend Fund

Class C

CEMGX

This Semi-annual shareholder report contains important information about the Cullen Emerging Markets High Dividend Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$109	2.00%

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI Emerging Markets Index, which is a broad-based index.

Total Return Based on a $10,000 Investment

	Cullen Emerging Markets High Dividend Fund	MSCI Emerging Markets Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,522	$11,119
Dec-2017	$13,525	$15,264
Dec-2018	$11,216	$13,041
Dec-2019	$13,292	$15,443
Dec-2020	$14,303	$18,270
Dec-2021	$15,123	$17,805
Dec-2022	$13,028	$14,228
Dec-2023	$16,306	$15,626
Dec-2024	$17,678	$16,799
Dec-2025	$23,028	$22,438

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$1,631,097,414
  Number of Portfolio Holdings79
  Advisory Fee (net of waivers)$6,156,137
  Portfolio turnover41%

Average Annual Total Return

	1 Year	5 Years	10 Years
Cullen Emerging Markets High Dividend Fund	30.26%	9.99%	8.70%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The MSCI Emerging Markets Index is an unmanaged index of common stocks of global emerging economies.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Value	Value
Food	0.1%
Asset Management	0.2%
Specialty Finance	0.5%
Electrical Equipment	1.3%
Home & Office Products	1.4%
Beverages	1.5%
Oil & Gas Producers	1.5%
Industrial Intermediate Prod	1.7%
Telecommunications	1.7%
Insurance	2.1%
Machinery	2.1%
Transportation Equipment	2.3%
Capital Markets	2.4%
Tobacco & Cannabis	2.4%
Electronic Equipment, Instruments & Components	2.6%
E-Commerce Discretionary	3.0%
Banks	3.1%
Reit	3.1%
Leisure Facilities & Services	3.5%
Real Estate Owners & Developers	3.8%
Transportation & Logistics	4.1%
Internet Media & Services	4.2%
Electric Utilities	4.3%
Automotive	4.4%
Metals & Mining	6.8%
Technology Hardware	8.9%
Semiconductors	12.6%
Banking	14.4%

COUNTRY

(Expressed as % of Total Investment)

Value	Value
Vietnam	0.5%
Panama	0.8%
Malaysia	0.9%
Kazakhstan	1.1%
Luxembourg	1.7%
Poland	1.8%
Philippines	2.3%
Hong Kong	3.3%
United Kingdom	3.7%
Greece	4.1%
Mexico	4.1%
United Arab Emirates	4.5%
Brazil	4.9%
India	8.2%
South Korea	17.6%
Taiwan	19.7%
China	20.8%

Cullen Emerging Markets High Dividend Fund

Semi-Annual - December 31, 2025

Class C

CEMGX

Phone:800-644-6595

Email: www.cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/or call 800-644-6595.

TSR-SAR 123125-CEMGX

Semi-Annual Shareholder Report - December 31, 2025

Cullen Emerging Markets High Dividend Fund

Class I

CEMFX

This Semi-annual shareholder report contains important information about the Cullen Emerging Markets High Dividend Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	1.00%

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI Emerging Markets Index, which is a broad-based index.

Total Return Based on a $10,000 Investment

	Cullen Emerging Markets High Dividend Fund	MSCI Emerging Markets Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,621	$11,119
Dec-2017	$13,788	$15,264
Dec-2018	$11,547	$13,041
Dec-2019	$13,828	$15,443
Dec-2020	$15,032	$18,270
Dec-2021	$16,047	$17,805
Dec-2022	$13,962	$14,228
Dec-2023	$17,646	$15,626
Dec-2024	$19,323	$16,799
Dec-2025	$25,428	$22,438

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$1,631,097,414
  Number of Portfolio Holdings79
  Advisory Fee (net of waivers)$6,156,137
  Portfolio turnover41%

Average Annual Total Return

	1 Year	5 Years	10 Years
Cullen Emerging Markets High Dividend Fund	31.59%	11.09%	9.78%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The MSCI Emerging Markets Index is an unmanaged index of common stocks of global emerging economies.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Value	Value
Food	0.1%
Asset Management	0.2%
Specialty Finance	0.5%
Electrical Equipment	1.3%
Home & Office Products	1.4%
Beverages	1.5%
Oil & Gas Producers	1.5%
Industrial Intermediate Prod	1.7%
Telecommunications	1.7%
Insurance	2.1%
Machinery	2.1%
Transportation Equipment	2.3%
Capital Markets	2.4%
Tobacco & Cannabis	2.4%
Electronic Equipment, Instruments & Components	2.6%
E-Commerce Discretionary	3.0%
Banks	3.1%
Reit	3.1%
Leisure Facilities & Services	3.5%
Real Estate Owners & Developers	3.8%
Transportation & Logistics	4.1%
Internet Media & Services	4.2%
Electric Utilities	4.3%
Automotive	4.4%
Metals & Mining	6.8%
Technology Hardware	8.9%
Semiconductors	12.6%
Banking	14.4%

COUNTRY

(Expressed as % of Total Investment)

Value	Value
Vietnam	0.5%
Panama	0.8%
Malaysia	0.9%
Kazakhstan	1.1%
Luxembourg	1.7%
Poland	1.8%
Philippines	2.3%
Hong Kong	3.3%
United Kingdom	3.7%
Greece	4.1%
Mexico	4.1%
United Arab Emirates	4.5%
Brazil	4.9%
India	8.2%
South Korea	17.6%
Taiwan	19.7%
China	20.8%

Cullen Emerging Markets High Dividend Fund

Semi-Annual - December 31, 2025

Class I

CEMFX

Phone:800-644-6595

Email: www.cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/or call 800-644-6595.

TSR-SAR 123125-CEMFX

Semi-Annual Shareholder Report - December 31, 2025

Cullen Emerging Markets High Dividend Fund

Class R6

CEMEX

This Semi-annual shareholder report contains important information about the Cullen Emerging Markets High Dividend Fund (the "Fund") for the period of November 25, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$47	0.90%

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI Emerging Markets Index, which is a broad-based index.

Total Return Based on a $10,000 Investment

	Cullen Emerging Markets High Dividend Fund	MSCI Emerging Markets Index
Nov-2025	$10,000	$10,000
Dec-2025	$10,390	$10,400

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$1,631,097,414
  Number of Portfolio Holdings79
  Advisory Fee (net of waivers)$6,156,137
  Portfolio turnover41%

Average Annual Total Return

Since Inception (November 25, 2025)
Cullen Emerging Markets High Dividend Fund	3.90%
MSCI Emerging Markets Index	4.00%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The MSCI Emerging Markets Index is an unmanaged index of common stocks of global emerging economies.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Value	Value
Food	0.1%
Asset Management	0.2%
Specialty Finance	0.5%
Electrical Equipment	1.3%
Home & Office Products	1.4%
Beverages	1.5%
Oil & Gas Producers	1.5%
Industrial Intermediate Prod	1.7%
Telecommunications	1.7%
Insurance	2.1%
Machinery	2.1%
Transportation Equipment	2.3%
Capital Markets	2.4%
Tobacco & Cannabis	2.4%
Electronic Equipment, Instruments & Components	2.6%
E-Commerce Discretionary	3.0%
Banks	3.1%
Reit	3.1%
Leisure Facilities & Services	3.5%
Real Estate Owners & Developers	3.8%
Transportation & Logistics	4.1%
Internet Media & Services	4.2%
Electric Utilities	4.3%
Automotive	4.4%
Metals & Mining	6.8%
Technology Hardware	8.9%
Semiconductors	12.6%
Banking	14.4%

COUNTRY

(Expressed as % of Total Investment)

Value	Value
Vietnam	0.5%
Panama	0.8%
Malaysia	0.9%
Kazakhstan	1.1%
Luxembourg	1.7%
Poland	1.8%
Philippines	2.3%
Hong Kong	3.3%
United Kingdom	3.7%
Greece	4.1%
Mexico	4.1%
United Arab Emirates	4.5%
Brazil	4.9%
India	8.2%
South Korea	17.6%
Taiwan	19.7%
China	20.8%

Cullen Emerging Markets High Dividend Fund

Semi-Annual - December 31, 2025

Class R6

CEMEX

Phone:800-644-6595

Email: www.cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/or call 800-644-6595.

TSR-SAR 123125-CEMEX

Semi-Annual Shareholder Report - December 31, 2025

Cullen Emerging Markets High Dividend Fund

Retail Class

CEMDX

This Semi-annual shareholder report contains important information about the Cullen Emerging Markets High Dividend Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$68	1.25%

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI Emerging Markets Index, which is a broad-based index.

Total Return Based on a $10,000 Investment

	Cullen Emerging Markets High Dividend Fund	MSCI Emerging Markets Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,601	$11,119
Dec-2017	$13,722	$15,264
Dec-2018	$11,469	$13,041
Dec-2019	$13,704	$15,443
Dec-2020	$14,851	$18,270
Dec-2021	$15,819	$17,805
Dec-2022	$13,726	$14,228
Dec-2023	$17,309	$15,626
Dec-2024	$18,905	$16,799
Dec-2025	$24,809	$22,438

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$1,631,097,414
  Number of Portfolio Holdings79
  Advisory Fee (net of waivers)$6,156,137
  Portfolio turnover41%

Average Annual Total Return

	1 Year	5 Years	10 Years
Cullen Emerging Markets High Dividend Fund	31.23%	10.81%	9.51%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The MSCI Emerging Markets Index is an unmanaged index of common stocks of global emerging economies.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Value	Value
Food	0.1%
Asset Management	0.2%
Specialty Finance	0.5%
Electrical Equipment	1.3%
Home & Office Products	1.4%
Beverages	1.5%
Oil & Gas Producers	1.5%
Industrial Intermediate Prod	1.7%
Telecommunications	1.7%
Insurance	2.1%
Machinery	2.1%
Transportation Equipment	2.3%
Capital Markets	2.4%
Tobacco & Cannabis	2.4%
Electronic Equipment, Instruments & Components	2.6%
E-Commerce Discretionary	3.0%
Banks	3.1%
Reit	3.1%
Leisure Facilities & Services	3.5%
Real Estate Owners & Developers	3.8%
Transportation & Logistics	4.1%
Internet Media & Services	4.2%
Electric Utilities	4.3%
Automotive	4.4%
Metals & Mining	6.8%
Technology Hardware	8.9%
Semiconductors	12.6%
Banking	14.4%

COUNTRY

(Expressed as % of Total Investment)

Value	Value
Vietnam	0.5%
Panama	0.8%
Malaysia	0.9%
Kazakhstan	1.1%
Luxembourg	1.7%
Poland	1.8%
Philippines	2.3%
Hong Kong	3.3%
United Kingdom	3.7%
Greece	4.1%
Mexico	4.1%
United Arab Emirates	4.5%
Brazil	4.9%
India	8.2%
South Korea	17.6%
Taiwan	19.7%
China	20.8%

Cullen Emerging Markets High Dividend Fund

Semi-Annual - December 31, 2025

Retail Class

CEMDX

Phone:800-644-6595

Email: www.cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/or call 800-644-6595.

TSR-SAR 123125-CEMDX

Semi-Annual Shareholder Report - December 31, 2025

Cullen Enhanced Equity Income Fund

Class C

ENHCX

This Semi-annual shareholder report contains important information about the Cullen Enhanced Equity Income Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.75%

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the S&P 500 Index, which is a broad-based index and the Cboe S&P 500 BuyWrite Index.

Total Return Based on a $10,000 Investment

	Cullen Enhanced Equity Income Fund	S&P 500® Index	CBOE S&P 500® BuyWrite Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$11,042	$11,196	$10,707
Dec-2017	$12,105	$13,640	$12,099
Dec-2018	$11,370	$13,042	$11,522
Dec-2019	$13,310	$17,149	$13,329
Dec-2020	$13,365	$20,304	$12,962
Dec-2021	$16,099	$26,132	$15,616
Dec-2022	$16,070	$21,399	$13,841
Dec-2023	$16,063	$27,025	$15,477
Dec-2024	$17,002	$33,786	$18,591
Dec-2025	$18,136	$39,827	$20,248

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$141,675,141
  Number of Portfolio Holdings39
  Advisory Fee (net of waivers)$334,405
  Portfolio turnover67%

Average Annual Total Return

	1 Year	5 Years	10 Years
Cullen Enhanced Equity Income Fund	6.67%	6.30%	6.13%
S&P 500® Index	17.88%	14.42%	14.82%
CBOE S&P 500® BuyWrite Index	8.91%	9.33%	7.31%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The S&P 500 is an unmanaged index commonly used to measure performance of U.S. stocks. The Cboe S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500 index call options.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Value	Value
Containers & Packaging	1.9%
Retail - Discretionary	2.0%
Semiconductors	2.1%
Aerospace & Defense	2.3%
Cable & Satellite	2.4%
Technology Services	2.5%
Chemicals	2.5%
Health Care Facilities & Services	2.8%
Insurance	2.8%
Tobacco & Cannabis	2.8%
Beverages	2.9%
Wholesale - Consumer Staples	3.0%
Transportation Equipment	3.2%
Technology Hardware	4.1%
Transportation & Logistics	4.4%
Telecommunications	5.9%
Reit	6.2%
Electric Utilities	6.3%
Biotech & Pharma	7.2%
Medical Equipment & Devices	7.9%
Oil & Gas Producers	10.0%
Banking	14.8%

COUNTRY

(Expressed as % of Total Investment)

Value	Value
Canada	2.9%
Ireland	6.4%
United States	90.7%

Cullen Enhanced Equity Income Fund

Semi-Annual - December 31, 2025

Class C

ENHCX

Phone:800-644-6595

Email: info@cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/or call 800-644-6595.

TSR-SAR 123125-ENHCX

Semi-Annual Shareholder Report - December 31, 2025

Cullen Enhanced Equity Income Fund

Class I

ENHNX

This Semi-annual shareholder report contains important information about the Cullen Enhanced Equity Income Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.75%

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the S&P 500 Index, which is a broad-based index and the Cboe S&P 500 BuyWrite Index.

Total Return Based on a $10,000 Investment

	Cullen Enhanced Equity Income Fund	S&P 500® Index	CBOE S&P 500® BuyWrite Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$11,158	$11,196	$10,707
Dec-2017	$12,350	$13,640	$12,099
Dec-2018	$11,721	$13,042	$11,522
Dec-2019	$13,847	$17,149	$13,329
Dec-2020	$14,049	$20,304	$12,962
Dec-2021	$17,091	$26,132	$15,616
Dec-2022	$17,239	$21,399	$13,841
Dec-2023	$17,405	$27,025	$15,477
Dec-2024	$18,601	$33,786	$18,591
Dec-2025	$20,047	$39,827	$20,248

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$141,675,141
  Number of Portfolio Holdings39
  Advisory Fee (net of waivers)$334,405
  Portfolio turnover67%

Average Annual Total Return

	1 Year	5 Years	10 Years
Cullen Enhanced Equity Income Fund	7.77%	7.37%	7.20%
S&P 500® Index	17.88%	14.42%	14.82%
CBOE S&P 500® BuyWrite Index	8.91%	9.33%	7.31%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The S&P 500 is an unmanaged index commonly used to measure performance of U.S. stocks. The Cboe S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500 index call options.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Value	Value
Containers & Packaging	1.9%
Retail - Discretionary	2.0%
Semiconductors	2.1%
Aerospace & Defense	2.3%
Cable & Satellite	2.4%
Technology Services	2.5%
Chemicals	2.5%
Health Care Facilities & Services	2.8%
Insurance	2.8%
Tobacco & Cannabis	2.8%
Beverages	2.9%
Wholesale - Consumer Staples	3.0%
Transportation Equipment	3.2%
Technology Hardware	4.1%
Transportation & Logistics	4.4%
Telecommunications	5.9%
Reit	6.2%
Electric Utilities	6.3%
Biotech & Pharma	7.2%
Medical Equipment & Devices	7.9%
Oil & Gas Producers	10.0%
Banking	14.8%

COUNTRY

(Expressed as % of Total Investment)

Value	Value
Canada	2.9%
Ireland	6.4%
United States	90.7%

Cullen Enhanced Equity Income Fund

Semi-Annual - December 31, 2025

Class I

ENHNX

Phone:800-644-6595

Email: info@cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/or call 800-644-6595.

TSR-SAR 123125-ENHNX

Semi-Annual Shareholder Report - December 31, 2025

Cullen Enhanced Equity Income Fund

Retail Class

ENHRX

This Semi-annual shareholder report contains important information about the Cullen Enhanced Equity Income Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$51	1.00%

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the S&P 500 Index, which is a broad-based index and the Cboe S&P 500 BuyWrite Index.

Total Return Based on a $10,000 Investment

	Cullen Enhanced Equity Income Fund	S&P 500® Index	CBOE S&P 500® BuyWrite Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$11,130	$11,196	$10,707
Dec-2017	$12,284	$13,640	$12,099
Dec-2018	$11,630	$13,042	$11,522
Dec-2019	$13,704	$17,149	$13,329
Dec-2020	$13,874	$20,304	$12,962
Dec-2021	$16,839	$26,132	$15,616
Dec-2022	$16,923	$21,399	$13,841
Dec-2023	$17,058	$27,025	$15,477
Dec-2024	$18,178	$33,786	$18,591
Dec-2025	$19,532	$39,827	$20,248

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$141,675,141
  Number of Portfolio Holdings39
  Advisory Fee (net of waivers)$334,405
  Portfolio turnover67%

Average Annual Total Return

	1 Year	5 Years	10 Years
Cullen Enhanced Equity Income Fund	7.45%	7.08%	6.92%
S&P 500® Index	17.88%	14.42%	14.82%
CBOE S&P 500® BuyWrite Index	8.91%	9.33%	7.31%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The S&P 500 is an unmanaged index commonly used to measure performance of U.S. stocks. The Cboe S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500 index call options.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Value	Value
Containers & Packaging	1.9%
Retail - Discretionary	2.0%
Semiconductors	2.1%
Aerospace & Defense	2.3%
Cable & Satellite	2.4%
Technology Services	2.5%
Chemicals	2.5%
Health Care Facilities & Services	2.8%
Insurance	2.8%
Tobacco & Cannabis	2.8%
Beverages	2.9%
Wholesale - Consumer Staples	3.0%
Transportation Equipment	3.2%
Technology Hardware	4.1%
Transportation & Logistics	4.4%
Telecommunications	5.9%
Reit	6.2%
Electric Utilities	6.3%
Biotech & Pharma	7.2%
Medical Equipment & Devices	7.9%
Oil & Gas Producers	10.0%
Banking	14.8%

COUNTRY

(Expressed as % of Total Investment)

Value	Value
Canada	2.9%
Ireland	6.4%
United States	90.7%

Cullen Enhanced Equity Income Fund

Semi-Annual - December 31, 2025

Retail Class

ENHRX

Phone:800-644-6595

Email: info@cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/or call 800-644-6595.

TSR-SAR 123125-ENHRX

Semi-Annual Shareholder Report - December 31, 2025

Cullen High Dividend Equity Fund

Class C

CHVCX

This Semi-annual shareholder report contains important information about the Cullen High Dividend Equity Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.75%

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared to the S&P 500 Index, which is a broad-based index.

Total Return Based on a $10,000 Investment

	Cullen High Dividend Equity Fund	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,974	$11,196
Dec-2017	$12,695	$13,640
Dec-2018	$11,981	$13,042
Dec-2019	$14,231	$17,149
Dec-2020	$13,513	$20,304
Dec-2021	$16,951	$26,132
Dec-2022	$16,198	$21,399
Dec-2023	$16,510	$27,025
Dec-2024	$17,888	$33,786
Dec-2025	$20,954	$39,827

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$643,626,422
  Number of Portfolio Holdings42
  Advisory Fee (net of waivers)$2,025,745
  Portfolio turnover11%

Average Annual Total Return

	1 Year	5 Years	10 Years
Cullen High Dividend Equity Fund	17.14%	9.17%	7.68%
S&P 500® Index	17.88%	14.42%	14.82%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The S&P 500 is an unmanaged index commonly used to measure performance of U.S. stocks.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Value	Value
Chemicals	0.7%
Health Care Facilities & Services	1.2%
Advertising & Marketing	1.2%
Transportation & Logistics	1.2%
Beverages	1.3%
Cable & Satellite	1.5%
Retail - Consumer Staples	1.6%
Specialized Reits	1.7%
Software	2.5%
Household Products	2.7%
Electrical Equipment	2.8%
Industrial Conglomerates	3.3%
Technology Hardware	3.4%
Reit	3.5%
Institutional Financial Services	3.6%
Telecommunications	3.7%
Medical Equipment & Devices	4.0%
Semiconductors	4.0%
Tobacco & Cannabis	4.4%
Retail - Discretionary	4.6%
Electric Utilities	5.9%
Insurance	6.5%
Aerospace & Defense	6.6%
Oil & Gas Producers	6.6%
Biotech & Pharma	9.4%
Banking	12.1%

COUNTRY

(Expressed as % of Total Investment)

Value	Value
Canada	1.1%
Germany	3.3%
United Kingdom	3.9%
Ireland	5.6%
Switzerland	6.2%
United States	79.9%

Cullen High Dividend Equity Fund

Semi-Annual - December 31, 2025

Class C

CHVCX

Phone:800-644-6595

Email: info@cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/or call 800-644-6595.

TSR-SAR 123125-CHVCX

Semi-Annual Shareholder Report - December 31, 2025

Cullen High Dividend Equity Fund

Class I

CHDVX

This Semi-annual shareholder report contains important information about the Cullen High Dividend Equity Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.75%

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared to the S&P 500 Index, which is a broad-based index.

Total Return Based on a $10,000 Investment

	Cullen High Dividend Equity Fund	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$11,054	$11,196
Dec-2017	$12,947	$13,640
Dec-2018	$12,346	$13,042
Dec-2019	$14,800	$17,149
Dec-2020	$14,199	$20,304
Dec-2021	$18,002	$26,132
Dec-2022	$17,364	$21,399
Dec-2023	$17,884	$27,025
Dec-2024	$19,563	$33,786
Dec-2025	$23,150	$39,827

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$643,626,422
  Number of Portfolio Holdings42
  Advisory Fee (net of waivers)$2,025,745
  Portfolio turnover11%

Average Annual Total Return

	1 Year	5 Years	10 Years
Cullen High Dividend Equity Fund	18.34%	10.27%	8.76%
S&P 500® Index	17.88%	14.42%	14.82%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The S&P 500 is an unmanaged index commonly used to measure performance of U.S. stocks.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Value	Value
Chemicals	0.7%
Health Care Facilities & Services	1.2%
Advertising & Marketing	1.2%
Transportation & Logistics	1.2%
Beverages	1.3%
Cable & Satellite	1.5%
Retail - Consumer Staples	1.6%
Specialized Reits	1.7%
Software	2.5%
Household Products	2.7%
Electrical Equipment	2.8%
Industrial Conglomerates	3.3%
Technology Hardware	3.4%
Reit	3.5%
Institutional Financial Services	3.6%
Telecommunications	3.7%
Medical Equipment & Devices	4.0%
Semiconductors	4.0%
Tobacco & Cannabis	4.4%
Retail - Discretionary	4.6%
Electric Utilities	5.9%
Insurance	6.5%
Aerospace & Defense	6.6%
Oil & Gas Producers	6.6%
Biotech & Pharma	9.4%
Banking	12.1%

COUNTRY

(Expressed as % of Total Investment)

Value	Value
Canada	1.1%
Germany	3.3%
United Kingdom	3.9%
Ireland	5.6%
Switzerland	6.2%
United States	79.9%

Cullen High Dividend Equity Fund

Semi-Annual - December 31, 2025

Class I

CHDVX

Phone:800-644-6595

Email: info@cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/or call 800-644-6595.

TSR-SAR 123125-CHDVX

Semi-Annual Shareholder Report - December 31, 2025

Cullen High Dividend Equity Fund

Retail Class

CHDEX

This Semi-annual shareholder report contains important information about the Cullen High Dividend Equity Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$53	1.00%

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared to the S&P 500 Index, which is a broad-based index.

Total Return Based on a $10,000 Investment

	Cullen High Dividend Equity Fund	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$11,033	$11,196
Dec-2017	$12,884	$13,640
Dec-2018	$12,254	$13,042
Dec-2019	$14,663	$17,149
Dec-2020	$14,032	$20,304
Dec-2021	$17,728	$26,132
Dec-2022	$17,068	$21,399
Dec-2023	$17,523	$27,025
Dec-2024	$19,127	$33,786
Dec-2025	$22,578	$39,827

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$643,626,422
  Number of Portfolio Holdings42
  Advisory Fee (net of waivers)$2,025,745
  Portfolio turnover11%

Average Annual Total Return

	1 Year	5 Years	10 Years
Cullen High Dividend Equity Fund	18.04%	9.98%	8.48%
S&P 500® Index	17.88%	14.42%	14.82%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The S&P 500 is an unmanaged index commonly used to measure performance of U.S. stocks.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Value	Value
Chemicals	0.7%
Health Care Facilities & Services	1.2%
Advertising & Marketing	1.2%
Transportation & Logistics	1.2%
Beverages	1.3%
Cable & Satellite	1.5%
Retail - Consumer Staples	1.6%
Specialized Reits	1.7%
Software	2.5%
Household Products	2.7%
Electrical Equipment	2.8%
Industrial Conglomerates	3.3%
Technology Hardware	3.4%
Reit	3.5%
Institutional Financial Services	3.6%
Telecommunications	3.7%
Medical Equipment & Devices	4.0%
Semiconductors	4.0%
Tobacco & Cannabis	4.4%
Retail - Discretionary	4.6%
Electric Utilities	5.9%
Insurance	6.5%
Aerospace & Defense	6.6%
Oil & Gas Producers	6.6%
Biotech & Pharma	9.4%
Banking	12.1%

COUNTRY

(Expressed as % of Total Investment)

Value	Value
Canada	1.1%
Germany	3.3%
United Kingdom	3.9%
Ireland	5.6%
Switzerland	6.2%
United States	79.9%

Cullen High Dividend Equity Fund

Semi-Annual - December 31, 2025

Retail Class

CHDEX

Phone:800-644-6595

Email: info@cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/or call 800-644-6595.

TSR-SAR 123125-CHDEX

Semi-Annual Shareholder Report - December 31, 2025

Cullen International High Dividend Fund

Class C

CIHCX

This Semi-annual shareholder report contains important information about the Cullen International High Dividend Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105	2.00%

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI EAFE Index, which is a broad-based index.

Total Return Based on a $10,000 Investment

	Cullen International High Dividend Fund	MSCI EAFE Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,004	$10,100
Dec-2017	$11,695	$12,628
Dec-2018	$9,767	$10,887
Dec-2019	$11,736	$13,284
Dec-2020	$11,964	$14,322
Dec-2021	$13,180	$15,935
Dec-2022	$11,691	$13,632
Dec-2023	$13,623	$16,118
Dec-2024	$14,058	$16,735
Dec-2025	$18,094	$21,959

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$393,114,621
  Number of Portfolio Holdings62
  Advisory Fee (net of waivers)$1,475,114
  Portfolio turnover46%

Average Annual Total Return

	1 Year	5 Years	10 Years
Cullen International High Dividend Fund	28.71%	8.62%	6.11%
MSCI EAFE Index	31.22%	8.92%	8.18%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Value	Value
Containers & Packaging	0.1%
Food	0.2%
Electronic Equipment, Instruments & Components	0.5%
Engineering & Construction	0.5%
Health Care Facilities & Services	0.7%
Machinery	0.9%
Reit	1.2%
Building Products	1.4%
Home & Office Products	1.4%
Retail - Consumer Staples	1.5%
Transportation Equipment	1.5%
Asset Management	1.6%
Transportation & Logistics	1.7%
Beverages	1.8%
Aerospace & Defense	2.0%
Semiconductors	2.9%
Diversified Industrials	3.3%
Oil & Gas Producers	3.7%
Telecommunications	4.0%
Technology Hardware	4.1%
Tobacco & Cannabis	5.6%
Metals & Mining	6.5%
Biotech & Pharma	8.2%
Electric Utilities	8.4%
Automotive	8.7%
Banking	13.3%
Insurance	14.3%

COUNTRY

(Expressed as % of Total Investment)

Value	Value
Singapore	0.1%
Brazil	0.6%
Poland	1.0%
Norway	1.3%
Denmark	1.8%
Sweden	1.9%
Netherlands	2.6%
Mexico	2.7%
Spain	3.0%
Taiwan	3.4%
Australia	4.0%
Ireland	4.2%
China	4.6%
France	4.7%
Canada	5.2%
South Korea	6.8%
Switzerland	7.2%
Italy	7.8%
Germany	9.9%
United Kingdom	12.0%
Japan	15.2%

Cullen International High Dividend Fund

Semi-Annual - December 31, 2025

Class C

CIHCX

Phone:800-644-6595

Email: www.cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/or call 800-644-6595.

TSR-SAR 123125-CIHCX

Semi-Annual Shareholder Report - December 31, 2025

Cullen International High Dividend Fund

Class I

CIHIX

This Semi-annual shareholder report contains important information about the Cullen International High Dividend Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	1.00%

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI EAFE Index, which is a broad-based index.

Total Return Based on a $10,000 Investment

	Cullen International High Dividend Fund	MSCI EAFE Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,115	$10,100
Dec-2017	$11,935	$12,628
Dec-2018	$10,070	$10,887
Dec-2019	$12,215	$13,284
Dec-2020	$12,589	$14,322
Dec-2021	$14,005	$15,935
Dec-2022	$12,553	$13,632
Dec-2023	$14,785	$16,118
Dec-2024	$15,394	$16,735
Dec-2025	$20,027	$21,959

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$393,114,621
  Number of Portfolio Holdings62
  Advisory Fee (net of waivers)$1,475,114
  Portfolio turnover46%

Average Annual Total Return

	1 Year	5 Years	10 Years
Cullen International High Dividend Fund	30.10%	9.73%	7.19%
MSCI EAFE Index	31.22%	8.92%	8.18%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Value	Value
Containers & Packaging	0.1%
Food	0.2%
Electronic Equipment, Instruments & Components	0.5%
Engineering & Construction	0.5%
Health Care Facilities & Services	0.7%
Machinery	0.9%
Reit	1.2%
Building Products	1.4%
Home & Office Products	1.4%
Retail - Consumer Staples	1.5%
Transportation Equipment	1.5%
Asset Management	1.6%
Transportation & Logistics	1.7%
Beverages	1.8%
Aerospace & Defense	2.0%
Semiconductors	2.9%
Diversified Industrials	3.3%
Oil & Gas Producers	3.7%
Telecommunications	4.0%
Technology Hardware	4.1%
Tobacco & Cannabis	5.6%
Metals & Mining	6.5%
Biotech & Pharma	8.2%
Electric Utilities	8.4%
Automotive	8.7%
Banking	13.3%
Insurance	14.3%

COUNTRY

(Expressed as % of Total Investment)

Value	Value
Singapore	0.1%
Brazil	0.6%
Poland	1.0%
Norway	1.3%
Denmark	1.8%
Sweden	1.9%
Netherlands	2.6%
Mexico	2.7%
Spain	3.0%
Taiwan	3.4%
Australia	4.0%
Ireland	4.2%
China	4.6%
France	4.7%
Canada	5.2%
South Korea	6.8%
Switzerland	7.2%
Italy	7.8%
Germany	9.9%
United Kingdom	12.0%
Japan	15.2%

Cullen International High Dividend Fund

Semi-Annual - December 31, 2025

Class I

CIHIX

Phone:800-644-6595

Email: www.cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/or call 800-644-6595.

TSR-SAR 123125-CIHIX

Semi-Annual Shareholder Report - December 31, 2025

Cullen International High Dividend Fund

Retail Class

CIHDX

This Semi-annual shareholder report contains important information about the Cullen International High Dividend Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$66	1.25%

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI EAFE Index, which is a broad-based index.

Total Return Based on a $10,000 Investment

	Cullen International High Dividend Fund	MSCI EAFE Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,079	$10,100
Dec-2017	$11,865	$12,628
Dec-2018	$9,982	$10,887
Dec-2019	$12,082	$13,284
Dec-2020	$12,424	$14,322
Dec-2021	$13,782	$15,935
Dec-2022	$12,317	$13,632
Dec-2023	$14,464	$16,118
Dec-2024	$15,029	$16,735
Dec-2025	$19,503	$21,959

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$393,114,621
  Number of Portfolio Holdings62
  Advisory Fee (net of waivers)$1,475,114
  Portfolio turnover46%

Average Annual Total Return

	1 Year	5 Years	10 Years
Cullen International High Dividend Fund	29.77%	9.44%	6.91%
MSCI EAFE Index	31.22%	8.92%	8.18%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Value	Value
Containers & Packaging	0.1%
Food	0.2%
Electronic Equipment, Instruments & Components	0.5%
Engineering & Construction	0.5%
Health Care Facilities & Services	0.7%
Machinery	0.9%
Reit	1.2%
Building Products	1.4%
Home & Office Products	1.4%
Retail - Consumer Staples	1.5%
Transportation Equipment	1.5%
Asset Management	1.6%
Transportation & Logistics	1.7%
Beverages	1.8%
Aerospace & Defense	2.0%
Semiconductors	2.9%
Diversified Industrials	3.3%
Oil & Gas Producers	3.7%
Telecommunications	4.0%
Technology Hardware	4.1%
Tobacco & Cannabis	5.6%
Metals & Mining	6.5%
Biotech & Pharma	8.2%
Electric Utilities	8.4%
Automotive	8.7%
Banking	13.3%
Insurance	14.3%

COUNTRY

(Expressed as % of Total Investment)

Value	Value
Singapore	0.1%
Brazil	0.6%
Poland	1.0%
Norway	1.3%
Denmark	1.8%
Sweden	1.9%
Netherlands	2.6%
Mexico	2.7%
Spain	3.0%
Taiwan	3.4%
Australia	4.0%
Ireland	4.2%
China	4.6%
France	4.7%
Canada	5.2%
South Korea	6.8%
Switzerland	7.2%
Italy	7.8%
Germany	9.9%
United Kingdom	12.0%
Japan	15.2%

Cullen International High Dividend Fund

Semi-Annual - December 31, 2025

Retail Class

CIHDX

Phone:800-644-6595

Email: www.cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/or call 800-644-6595.

TSR-SAR 123125-CIHDX

Semi-Annual Shareholder Report - December 31, 2025

Cullen Small Cap Value Fund

Class C

CUSCX

This Semi-annual shareholder report contains important information about the Cullen Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	2.00%

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the Russell 1000 Index, which is a broad-based index and the Russell 2000 Value Index.

Total Return Based on a $10,000 Investment

	Cullen Small Cap Value Fund	Russell 1000® Index	Russell 2000® Value Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$11,804	$11,205	$13,174
Dec-2017	$11,894	$13,636	$14,207
Dec-2018	$10,637	$12,983	$12,379
Dec-2019	$12,935	$17,063	$15,151
Dec-2020	$14,343	$20,640	$15,853
Dec-2021	$17,317	$26,101	$20,335
Dec-2022	$17,205	$21,108	$17,390
Dec-2023	$18,006	$26,708	$19,937
Dec-2024	$18,675	$33,255	$21,543
Dec-2025	$18,279	$39,030	$24,256

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$9,525,964
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers)$0
  Portfolio turnover21%

Average Annual Total Return

	1 Year	5 Years	10 Years
Cullen Small Cap Value Fund	-2.12%	4.97%	6.22%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 2000® Value Index	12.59%	8.88%	9.27%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The Russell 2000 Value Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index. The Russell 1000 Index is an unmanaged index used to measure performance of the large-cap segment of the U.S. Equity universe.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Value	Value
Commercial Support Services	1.2%
Electric Utilities	1.3%
Medical Equipment & Devices	2.1%
Food	2.1%
Leisure Products	2.7%
REITs	3.0%
Apparel & Textile Products	3.5%
Engineering & Construction	3.5%
Reit	4.0%
Oil & Gas Services & Equipment	4.8%
Oil & Gas Producers	5.2%
Leisure Facilities & Services	5.3%
Real Estate Services	8.9%
Home Construction	9.0%
Chemicals	9.0%
Specialty Finance	12.7%
Banking	21.7%

COUNTRY

(Expressed as % of Total Investment)

Value	Value
United States	100.0%

Cullen Small Cap Value Fund

Semi-Annual - December 31, 2025

Class C

CUSCX

Phone:800-644-6595

Email: info@cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/or call 800-644-6595.

TSR-SAR 123125-CUSCX

Semi-Annual Shareholder Report - December 31, 2025

Cullen Small Cap Value Fund

Class I

CUSIX

This Semi-annual shareholder report contains important information about the Cullen Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	1.00%

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the Russell 1000 Index, which is a broad-based index and the Russell 2000 Value Index.

Total Return Based on a $10,000 Investment

	Cullen Small Cap Value Fund	Russell 1000® Index	Russell 2000® Value Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$11,924	$11,205	$13,174
Dec-2017	$12,136	$13,636	$14,207
Dec-2018	$10,957	$12,983	$12,379
Dec-2019	$13,459	$17,063	$15,151
Dec-2020	$15,084	$20,640	$15,853
Dec-2021	$18,385	$26,101	$20,335
Dec-2022	$18,451	$21,108	$17,390
Dec-2023	$19,512	$26,708	$19,937
Dec-2024	$20,451	$33,255	$21,543
Dec-2025	$20,204	$39,030	$24,256

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$9,525,964
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers)$0
  Portfolio turnover21%

Average Annual Total Return

	1 Year	5 Years	10 Years
Cullen Small Cap Value Fund	-1.21%	6.02%	7.29%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 2000® Value Index	12.59%	8.88%	9.27%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The Russell 2000 Value Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index. The Russell 1000 Index is an unmanaged index used to measure performance of the large-cap segment of the U.S. Equity universe.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Value	Value
Commercial Support Services	1.2%
Electric Utilities	1.3%
Medical Equipment & Devices	2.1%
Food	2.1%
Leisure Products	2.7%
REITs	3.0%
Apparel & Textile Products	3.5%
Engineering & Construction	3.5%
Reit	4.0%
Oil & Gas Services & Equipment	4.8%
Oil & Gas Producers	5.2%
Leisure Facilities & Services	5.3%
Real Estate Services	8.9%
Home Construction	9.0%
Chemicals	9.0%
Specialty Finance	12.7%
Banking	21.7%

COUNTRY

(Expressed as % of Total Investment)

Value	Value
United States	100.0%

Cullen Small Cap Value Fund

Semi-Annual - December 31, 2025

Class I

CUSIX

Phone:800-644-6595

Email: info@cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/or call 800-644-6595.

TSR-SAR 123125-CUSIX

Semi-Annual Shareholder Report - December 31, 2025

Cullen Small Cap Value Fund

Retail Class

CUSRX

This Semi-annual shareholder report contains important information about the Cullen Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$65	1.25%

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the Russell 1000 Index, which is a broad-based index and the Russell 2000 Value Index.

Total Return Based on a $10,000 Investment

	Cullen Small Cap Value Fund	Russell 1000® Index	Russell 2000® Value Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$11,890	$11,205	$13,174
Dec-2017	$12,071	$13,636	$14,207
Dec-2018	$10,882	$12,983	$12,379
Dec-2019	$13,328	$17,063	$15,151
Dec-2020	$14,889	$20,640	$15,853
Dec-2021	$18,105	$26,101	$20,335
Dec-2022	$18,139	$21,108	$17,390
Dec-2023	$19,124	$26,708	$19,937
Dec-2024	$19,986	$33,255	$21,543
Dec-2025	$19,711	$39,030	$24,256

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$9,525,964
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers)$0
  Portfolio turnover21%

Average Annual Total Return

	1 Year	5 Years	10 Years
Cullen Small Cap Value Fund	-1.38%	5.77%	7.02%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 2000® Value Index	12.59%	8.88%	9.27%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The Russell 2000 Value Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index. The Russell 1000 Index is an unmanaged index used to measure performance of the large-cap segment of the U.S. Equity universe.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Value	Value
Commercial Support Services	1.2%
Electric Utilities	1.3%
Medical Equipment & Devices	2.1%
Food	2.1%
Leisure Products	2.7%
REITs	3.0%
Apparel & Textile Products	3.5%
Engineering & Construction	3.5%
Reit	4.0%
Oil & Gas Services & Equipment	4.8%
Oil & Gas Producers	5.2%
Leisure Facilities & Services	5.3%
Real Estate Services	8.9%
Home Construction	9.0%
Chemicals	9.0%
Specialty Finance	12.7%
Banking	21.7%

COUNTRY

(Expressed as % of Total Investment)

Value	Value
United States	100.0%

Cullen Small Cap Value Fund

Semi-Annual - December 31, 2025

Retail Class

CUSRX

Phone:800-644-6595

Email: info@cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/or call 800-644-6595.

TSR-SAR 123125-CUSRX

Semi-Annual Shareholder Report - December 31, 2025

Cullen Value Fund

Class C

CVLFX

This Semi-annual shareholder report contains important information about the Cullen Value Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www/cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.75%

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared to the S&P 500 Index, which is a broad-based index.

Total Return Based on a $10,000 Investment

	Cullen Value Fund	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$11,305	$11,196
Dec-2017	$13,200	$13,640
Dec-2018	$12,436	$13,042
Dec-2019	$15,305	$17,149
Dec-2020	$15,490	$20,304
Dec-2021	$18,458	$26,132
Dec-2022	$17,270	$21,399
Dec-2023	$18,041	$27,025
Dec-2024	$19,572	$33,786
Dec-2025	$23,390	$39,827

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$27,666,848
  Number of Portfolio Holdings42
  Advisory Fee (net of waivers)$0
  Portfolio turnover14%

Average Annual Total Return

	1 Year	5 Years	10 Years
Cullen Value Fund	19.51%	8.59%	8.87%
S&P 500® Index	17.88%	14.42%	14.82%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www/cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The S&P 500 is an unmanaged index commonly used to measure performance of U.S. stocks.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Value	Value
Wholesale - Consumer Staples	1.1%
Cable & Satellite	1.3%
Transportation & Logistics	1.5%
Chemicals	1.7%
Telecommunications	1.8%
Food	1.8%
Entertainment Content	2.0%
Containers & Packaging	2.1%
Specialty Finance	2.4%
Electric Utilities	2.4%
Household Products	2.7%
Software	2.7%
Industrial Conglomerates	2.8%
Retail - Discretionary	2.8%
Automotive	3.0%
Institutional Financial Services	3.8%
Medical Equipment & Devices	3.9%
Semiconductors	3.9%
Health Care Facilities & Services	4.1%
Electrical Equipment	4.1%
Oil & Gas Producers	4.2%
Technology Hardware	5.9%
Insurance	6.7%
Biotech & Pharma	8.6%
Aerospace & Defense	9.5%
Banking	13.2%

COUNTRY

(Expressed as % of Total Investment)

Value	Value
Netherlands	0.1%
Canada	1.5%
Bermuda	1.7%
Switzerland	3.3%
United Kingdom	3.6%
Germany	4.2%
Ireland	5.5%
United States	80.1%

Cullen Value Fund

Semi-Annual - December 31, 2025

Class C

CVLFX

Phone:800-644-6595

Email: info@cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www/cullenfunds.com/US/P/Documents/Mutual-Funds/or call 800-644-6595.

TSR-SAR 123125-CVLFX

Semi-Annual Shareholder Report - December 31, 2025

Cullen Value Fund

Class I

CVLVX

This Semi-annual shareholder report contains important information about the Cullen Value Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www/cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.75%

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared to the S&P 500 Index, which is a broad-based index.

Total Return Based on a $10,000 Investment

	Cullen Value Fund	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$11,417	$11,196
Dec-2017	$13,462	$13,640
Dec-2018	$12,805	$13,042
Dec-2019	$15,927	$17,149
Dec-2020	$16,270	$20,304
Dec-2021	$19,590	$26,132
Dec-2022	$18,513	$21,399
Dec-2023	$19,519	$27,025
Dec-2024	$21,414	$33,786
Dec-2025	$25,835	$39,827

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$27,666,848
  Number of Portfolio Holdings42
  Advisory Fee (net of waivers)$0
  Portfolio turnover14%

Average Annual Total Return

	1 Year	5 Years	10 Years
Cullen Value Fund	20.65%	9.69%	9.96%
S&P 500® Index	17.88%	14.42%	14.82%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www/cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The S&P 500 is an unmanaged index commonly used to measure performance of U.S. stocks.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Value	Value
Wholesale - Consumer Staples	1.1%
Cable & Satellite	1.3%
Transportation & Logistics	1.5%
Chemicals	1.7%
Telecommunications	1.8%
Food	1.8%
Entertainment Content	2.0%
Containers & Packaging	2.1%
Specialty Finance	2.4%
Electric Utilities	2.4%
Household Products	2.7%
Software	2.7%
Industrial Conglomerates	2.8%
Retail - Discretionary	2.8%
Automotive	3.0%
Institutional Financial Services	3.8%
Medical Equipment & Devices	3.9%
Semiconductors	3.9%
Health Care Facilities & Services	4.1%
Electrical Equipment	4.1%
Oil & Gas Producers	4.2%
Technology Hardware	5.9%
Insurance	6.7%
Biotech & Pharma	8.6%
Aerospace & Defense	9.5%
Banking	13.2%

COUNTRY

(Expressed as % of Total Investment)

Value	Value
Netherlands	0.1%
Canada	1.5%
Bermuda	1.7%
Switzerland	3.3%
United Kingdom	3.6%
Germany	4.2%
Ireland	5.5%
United States	80.1%

Cullen Value Fund

Semi-Annual - December 31, 2025

Class I

CVLVX

Phone:800-644-6595

Email: info@cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www/cullenfunds.com/US/P/Documents/Mutual-Funds/or call 800-644-6595.

TSR-SAR 123125-CVLVX

Semi-Annual Shareholder Report - December 31, 2025

Cullen Value Fund

Retail Class

CVLEX

This Semi-annual shareholder report contains important information about the Cullen Value Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www/cullenfunds.com/US/P/Documents/Mutual-Funds/. You can also request this information by contacting us at 800-644-6595.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$53	1.00%

How did the Fund perform over the past 10 years?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared to the S&P 500 Index, which is a broad-based index.

Total Return Based on a $10,000 Investment

	Cullen Value Fund	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$11,389	$11,196
Dec-2017	$13,394	$13,640
Dec-2018	$12,701	$13,042
Dec-2019	$15,762	$17,149
Dec-2020	$16,062	$20,304
Dec-2021	$19,295	$26,132
Dec-2022	$18,194	$21,399
Dec-2023	$19,133	$27,025
Dec-2024	$20,922	$33,786
Dec-2025	$25,185	$39,827

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Net Assets$27,666,848
  Number of Portfolio Holdings42
  Advisory Fee (net of waivers)$0
  Portfolio turnover14%

Average Annual Total Return

	1 Year	5 Years	10 Years
Cullen Value Fund	20.38%	9.41%	9.68%
S&P 500® Index	17.88%	14.42%	14.82%

Past performance does not ensure future results. Call 800-644-6595 or visit https://www/cullenfunds.com/US/P/Documents/Mutual-Funds/ for current month end performance.

The S&P 500 is an unmanaged index commonly used to measure performance of U.S. stocks.

What did the Fund invest in?

INDUSTRY

(Expressed as % of Total Investment)

Value	Value
Wholesale - Consumer Staples	1.1%
Cable & Satellite	1.3%
Transportation & Logistics	1.5%
Chemicals	1.7%
Telecommunications	1.8%
Food	1.8%
Entertainment Content	2.0%
Containers & Packaging	2.1%
Specialty Finance	2.4%
Electric Utilities	2.4%
Household Products	2.7%
Software	2.7%
Industrial Conglomerates	2.8%
Retail - Discretionary	2.8%
Automotive	3.0%
Institutional Financial Services	3.8%
Medical Equipment & Devices	3.9%
Semiconductors	3.9%
Health Care Facilities & Services	4.1%
Electrical Equipment	4.1%
Oil & Gas Producers	4.2%
Technology Hardware	5.9%
Insurance	6.7%
Biotech & Pharma	8.6%
Aerospace & Defense	9.5%
Banking	13.2%

COUNTRY

(Expressed as % of Total Investment)

Value	Value
Netherlands	0.1%
Canada	1.5%
Bermuda	1.7%
Switzerland	3.3%
United Kingdom	3.6%
Germany	4.2%
Ireland	5.5%
United States	80.1%

Cullen Value Fund

Semi-Annual - December 31, 2025

Retail Class

CVLEX

Phone:800-644-6595

Email: info@cullenfunds.com

For additional information about the Fund, including a prospectus and performance data, visit https://www/cullenfunds.com/US/P/Documents/Mutual-Funds/or call 800-644-6595.

TSR-SAR 123125-CVLEX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semi-Annual Financial Statements
and Additional Information
December 31, 2025

International High Dividend Fund

High Dividend Equity Fund

Small Cap Value Fund

Value Fund

Emerging Markets High Dividend Fund

Enhanced Equity Income Fund

Cullen International High Dividend Fund

Schedule of Investments

December 31, 2025 (Unaudited)

COMMON STOCKS — 94.94%	Shares	Fair Value
Australia - 3.95%
Rio Tinto Ltd.	129,158	$12,652,951
Sonic Healthcare Ltd.	191,744	2,892,728
		15,545,679
Brazil - 0.60%
Petroleo Brasileiro S.A.	399,470	2,375,089

Canada - 5.14%
Enbridge, Inc.	199,297	9,536,728
Power Corp of Canada	200,683	10,665,995
		20,202,723
China - 4.55%
Midea Group Company Ltd.	500,187	5,459,645
Zijin Mining Group Company Ltd.	2,715,058	12,440,248
		17,899,893
Denmark - 1.76%
Novo Nordisk A/S, Class B	135,085	6,913,304

Finland - 0.04%
UPM-Kymmene OYJ	5,161	150,307

France - 4.60%
BNP Paribas S.A.	36,171	3,433,100
Cie de Saint-Gobain S.A.	53,125	5,427,338
Cie Generale des Etablissements Michelin SCA	74,043	2,462,591
Sanofi S.A.	48,105	4,674,866
TotalEnergies S.E.	500	32,710
Vinci S.A.	14,687	2,071,398
		18,102,003
Germany - 9.80%
Deutsche Post A.G.	123,145	6,760,533
Deutsche Telekom A.G.	70,485	2,290,431
Mercedes-Benz Group A.G.	106,488	7,514,960
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	13,970	9,226,896
Siemens A.G.	45,149	12,684,897
		38,477,717
Ireland - 4.22%
AIB Group plc	1,499,450	16,206,462
Smurfit WestRock plc	9,790	378,579
		16,585,041
Italy - 7.71%
Enel SpA	1,109,996	11,575,933
UniCredit SpA	225,039	18,749,725
		30,325,658
Japan - 15.08%
Bridgestone Corporation	439,400	9,858,019
Komatsu Ltd.	113,300	3,616,827
MS&AD Insurance Group Holdings, Inc.	307,673	7,234,673
Nippon Telegraph & Telephone Corporation	2,838,298	2,857,706
SoftBank Corporation	7,483,315	10,262,570
Tokio Marine Holdings, Inc.	303,425	11,268,815
Toyota Motor Corporation	659,467	14,130,022
		59,228,632
Mexico - 2.69%
Coca-Cola Femsa S.A.B. de C.V.	362,262	3,440,038
Grupo Financiero Banorte S.A.B de C.V.	304,439	2,820,291
Prologis Property Mexico S.A. de C.V.	1,038,631	4,337,986
		10,598,315
Netherlands - 2.54%
NN Group N.V.	129,500	10,001,563
COMMON STOCKS — 94.94% (Continued)	Shares	Fair Value
Norway - 1.33%
DNB Bank ASA	186,930	$5,220,509

Poland - 0.98%
Powszechna Kasa Oszczednosci Bank Polski S.A.	161,678	3,835,450

Singapore - 0.08%
CapLand Ascendas REIT	72,009	158,536
United Overseas Bank Ltd.	6,441	175,679
		334,215
South Korea - 2.65%
KT&G Corporation	105,995	10,435,658

Spain - 2.92%
Iberdrola S.A.	529,191	11,479,690

Sweden - 1.87%
Svenska Handelsbanken A.B., Class A	100,068	1,460,262
Volvo A.B., Class B	183,798	5,907,227
		7,367,489
Switzerland - 7.15%
Julius Baer Group Ltd.	100	7,877
Nestle S.A.	5,590	555,627
Novartis A.G. - ADR	109,430	15,087,114
Roche Holding A.G.	12,500	5,178,747
Zurich Insurance Group A.G.	9,560	7,262,501
		28,091,866
Taiwan - 3.40%
ASE Technology Holding Company Ltd.	1,433,664	11,441,724
Hon Hai Precision Industry Co Ltd.	250,000	1,835,893
Quanta Computer, Inc.	10,000	86,657
		13,364,274
United Kingdom - 11.88%
3i Group plc	145,298	6,391,052
BAE Systems plc	344,296	7,954,967
British American Tobacco plc - ADR	198,473	11,237,541
Coca-Cola Europacific Partners plc	26,295	2,384,956
Diageo plc	45,794	989,859
National Grid plc	629,433	9,685,477
Shell plc	63,454	2,343,717
Tesco plc	955,582	5,691,009
		46,678,578

Total Common Stocks (Cost $267,558,468)		373,213,653

PREFERRED STOCK — 4.04%
South Korea - 4.04%
Samsung Electronics Company Ltd.	257,207	15,896,006

Total Preferred Stock (Cost $9,895,860)		15,896,006

Total Investments - 98.98%
(Cost $277,454,328)		$389,109,659
Other Assets in Excess of Liabilities - 1.02%		4,004,962

NET ASSETS - 100.00%		$393,114,621

ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust

See Notes to Financial Statements

Cullen High Dividend Equity Fund

Schedule of Investments

December 31, 2025 (Unaudited)

COMMON STOCKS — 98.81%	Shares	Fair Value
Communications - 6.31%
AT&T, Inc.	669,310	$16,625,661
BCE, Inc.	286,514	6,824,763
Comcast Corporation, Class A	323,158	9,659,193
Omnicom Group, Inc.	93,023	7,511,607
		40,621,224
Consumer Discretionary - 4.55%
Genuine Parts Company	108,798	13,377,802
Lowe’s Companies, Inc.	66,046	15,927,653
		29,305,455
Consumer Staples - 9.77%
Altria Group, Inc.	190,280	10,971,545
Diageo plc - ADR	91,873	7,925,884
Philip Morris International, Inc.	106,065	17,012,826
Target Corporation	101,751	9,946,160
Unilever plc - ADR	260,769	17,054,292
		62,910,707
Energy - 6.52%
Chevron Corporation	80,608	12,285,465
ConocoPhillips	159,150	14,898,032
Exxon Mobil Corporation	123,069	14,810,123
		41,993,620
Financials - 22.05%
Bank of America Corporation	404,276	22,235,180
Chubb Ltd.	63,756	19,899,523
Citigroup, Inc.	196,114	22,884,543
JPMorgan Chase & Company	65,291	21,038,066
Morgan Stanley	128,319	22,780,472
Travelers Companies, Inc. (The)	73,135	21,213,538
Truist Financial Corporation	239,597	11,790,568
		141,841,890
Health Care - 14.37%
Becton Dickinson & Company	37,402	7,258,606
Johnson & Johnson	114,862	23,770,690
Medtronic plc	188,659	18,122,584
Merck & Company, Inc.	153,145	16,120,043
Novartis AG - ADR	142,388	19,631,034
UnitedHealth Group, Inc.	22,838	7,539,052
		92,442,009
Industrials - 13.73%
General Dynamics Corporation	58,644	19,743,089
Johnson Controls International plc	147,500	17,663,125
RTX Corporation	119,637	21,941,426
Siemens AG - ADR	152,080	21,283,596
United Parcel Service, Inc., Class B	78,048	7,741,581
		88,372,817
Materials - 0.71%
Dow, Inc.	195,183	4,563,379
Real Estate - 5.14%
Crown Castle, Inc.	123,963	11,016,592
Healthpeak Properties, Inc.	585,386	9,413,007
VICI Properties, Inc.	450,077	12,656,165
		33,085,764
Technology - 9.81%
Broadcom, Inc.	49,471	17,121,914
Cisco Systems, Inc.	283,644	21,849,097
Microsoft Corporation	32,840	15,882,081
QUALCOMM, Inc.	48,529	8,300,885
		63,153,977
Utilities - 5.85%
Duke Energy Corporation	149,786	17,556,417
NextEra Energy, Inc.	250,349	20,098,018
		37,654,435

Total Common Stocks (Cost $288,009,538)		635,945,277
Fair Value
Total Investments - 98.81%
(Cost $288,009,538)	$635,945,277
Other Assets in Excess of Liabilities - 1.19%	7,681,145

NET ASSETS - 100.00%	$643,626,422

ADR -       American Depositary Receipt

See Notes to Financial Statements

Cullen Small Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited)

COMMON STOCKS — 98.52%	Shares	Fair Value
Consumer Discretionary - 20.19%
Carter’s, Inc.	3,893	$126,250
Crocs, Inc.(a)	1,298	111,005
M/I Homes, Inc.(a)	3,326	425,562
Malibu Boats, Inc., Class A(a)	8,844	249,489
Marriott Vacations Worldwide Corporation	8,687	501,153
Masterbrand, Inc.(a)	38,022	419,763
Under Armour, Inc., Class C(a)	18,850	90,480
		1,923,702
Consumer Staples - 2.07%
John B Sanfilippo & Son, Inc.	2,790	196,974

Energy - 9.81%
Civitas Resources, Inc.	4,539	122,962
Coterra Energy, Inc.	5,895	155,156
Helmerich & Payne, Inc.	9,154	262,537
Select Water Solutions, Inc., Class A	17,831	187,582
Viper Energy, Inc., Class A	5,337	206,168
		934,405
Financials - 33.97%
Ameris Bancorp	2,653	197,038
Enterprise Financial Services Corporation	5,041	272,214
First Horizon Corporation	18,722	447,455
First Interstate BancSystem, Inc., Class A	5,245	181,477
LendingTree, Inc.(a)	11,836	628,374
loanDepot, Inc., Class A(a)	176,963	366,313
PennyMac Financial Services, Inc.	1,474	194,332
Simmons First National Corporation, Class A	16,816	316,982
SouthState Bank Corporation	2,798	263,320
WesBanco, Inc.	11,080	368,299
		3,235,804
Health Care - 2.02%
Varex Imaging Corporation(a)	16,539	192,679

Industrials - 4.67%
Great Lakes Dredge & Dock Corporation(a)	25,123	329,614
Korn Ferry	1,745	115,205
		444,819
Materials - 8.90%
Avient Corporation	11,917	372,287
Huntsman Corporation	15,593	155,930
Quaker Chemical Corporation	2,330	319,932
		848,149
Real Estate - 15.63%
Cousins Properties, Inc.	14,620	376,904
Douglas Elliman, Inc.(a)	255,516	605,573
Highwoods Properties, Inc.	10,763	277,901
Newmark Group, Inc., Class A	13,154	228,090
		1,488,468
Utilities - 1.26%
Portland General Electric Company	2,502	120,071

Total Common Stocks (Cost $7,952,250)		9,385,071

Total Investments - 98.52%
(Cost $7,952,250)		$9,385,071
Other Assets in Excess of Liabilities - 1.48%		140,893

NET ASSETS - 100.00%		$9,525,964

(a)     Non-income producing security.

See Notes to Financial Statements

Cullen Value Fund

Schedule of Investments

December 31, 2025 (Unaudited)

COMMON STOCKS — 98.33%	Shares	Fair Value
Communications - 5.00%
Comcast Corporation, Class A	12,155	$363,313
Verizon Communications, Inc.	11,700	476,541
Walt Disney Company (The)	4,773	543,024
		1,382,878
Consumer Discretionary - 5.65%
BorgWarner, Inc.	9,045	407,568
Daimler A.G. - ADR	22,750	399,727
Lowe’s Companies, Inc.	3,145	758,448
		1,565,743
Consumer Staples - 5.46%
Archer-Daniels-Midland Company	5,149	296,016
Magnum Ice Cream Company N.V. (The)(a)	2,479	39,286
Mondelez International, Inc., Class A	8,495	457,286
Unilever plc - ADR	11,016	720,446
		1,513,034
Energy - 4.13%
Chevron Corporation	4,044	616,346
ConocoPhillips	5,621	526,182
		1,142,528
Financials - 25.74%
Allstate Corporation (The)	4,396	915,028
American Express Company	1,759	650,742
Bank of America Corporation	15,380	845,900
Chubb Ltd.	2,860	892,663
Citigroup, Inc.	12,716	1,483,829
JPMorgan Chase & Company	2,995	965,049
Morgan Stanley	5,890	1,045,652
Truist Financial Corporation	6,575	323,556
		7,122,419
Health Care - 16.33%
Becton Dickinson & Company	2,033	394,544
Bristol-Myers Squibb Company	6,960	375,422
Cigna Group (The)	2,202	606,056
Johnson & Johnson	3,988	825,317
Medtronic plc	7,005	672,901
Merck & Company, Inc.	5,697	599,666
Pfizer, Inc.	21,860	544,314
UnitedHealth Group, Inc.	1,510	498,466
		4,516,686
Industrials - 17.55%
Boeing Company (The)(a)	2,417	524,779
Canadian National Railway Company	4,242	419,322
General Dynamics Corporation	2,325	782,735
Johnson Controls International plc	6,950	832,262
RTX Corporation	6,897	1,264,909
Sensata Technologies Holding plc	8,175	272,146
Siemens A.G. - ADR	5,400	755,730
		4,851,883
Materials - 3.77%
Axalta Coating Systems Ltd.(a)	14,400	465,264
Packaging Corporation of America	2,800	577,444
		1,042,708
Technology - 12.33%
Applied Materials, Inc.	4,157	1,068,307
Arrow Electronics, Inc.(a)	5,622	619,432
Cisco Systems, Inc.	12,901	993,764
Oracle Corporation	3,750	730,913
		3,412,416
Utilities - 2.37%
NextEra Energy, Inc.	8,155	654,683

Total Common Stocks (Cost $14,331,459)		27,204,978
Fair Value
Total Investments - 98.33%
(Cost $14,331,459)	$27,204,978
Other Assets in Excess of Liabilities - 1.67%	461,870

NET ASSETS - 100.00%	$27,666,848

(a)	Non-income producing security.

ADR	- American Depositary Receipt

See Notes to Financial Statements

Cullen Emerging Markets High Dividend Fund

Schedule of Investments

December 31, 2025 (Unaudited)

COMMON STOCKS — 93.1%	Shares	Fair Value
Brazil - 3.23%
Axia Energia	1,512,080	$13,969,764
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	4,082,280	22,073,226
Petroleo Brasileiro S.A.	2,407,569	14,314,444
SLC Agricola S.A.	778,579	2,281,160
		52,638,594
China - 15.93%
Alibaba Group Holding Ltd.	2,626,200	48,186,413
BYD Company Ltd., Class H	10,000	122,515
China Construction Bank Corporation, Class H	46,215,185	45,664,597
Midea Group Company Ltd.	1,802,739	19,677,269
PetroChina Company Ltd., Class H	8,768,000	9,440,895
Sands China Ltd.	3,013,000	7,587,938
Tencent Holdings Ltd.	872,192	67,128,589
Trip.com Group Ltd.	17,200	1,224,353
Zijin Mining Group Company Ltd.	13,268,646	60,796,215
		259,828,784
Greece - 4.05%
Eurobank S.A.	9,530,422	38,347,856
OPAP S.A.	1,233,720	27,683,332
		66,031,188
Hong Kong - 3.31%
AIA Group Ltd.	3,340,100	34,290,581
Galaxy Entertainment Group Ltd.	4,001,000	19,699,838
		53,990,419
India - 8.14%
Embassy Office Parks REIT	3,315,668	16,064,470
ICICI Bank Ltd. - ADR	1,381,613	41,172,067
IRB InvIT Fund 144A(a)	14,800,000	10,243,987
NHPC Ltd.	18,933,411	16,693,618
NTPC Ltd.	4,081,000	14,968,375
Oil & Natural Gas Corporation Ltd.	1,000	2,675
Power Grid Corporation of India Ltd.	1,969,632	5,800,450
REC Ltd.	1,944,663	7,722,465
State Bank of India	1,847,687	20,198,312
		132,866,419
Kazakhstan - 1.05%
Kaspi.KZ JSC - ADR(b)	100	7,813
NAC Kazatomprom JSC	306,636	17,110,289
		17,118,102
Luxembourg - 1.68%
Millicom International Cellular S.A.	493,371	27,352,488
Malaysia - 0.90%
CIMB Group Holdings Bhd	100	203
Tenaga Nasional Bhd	4,350,274	14,708,172
		14,708,375
Mexico - 4.11%
Arca Continental S.A.B. de C.V.	1,116,922	12,062,462
Coca-Cola Femsa S.A.B. de C.V.	1,278,135	12,137,163
Grupo Financiero Banorte S.A.B. de C.V.	1,968,578	18,236,703
Prologis Property Mexico S.A. de C.V.	5,864,438	24,493,636
		66,929,964
Panama - 0.82%
Copa Holdings S.A., Class A	111,185	13,410,023

Philippines - 2.26%
DigiPlus Interactive Corporation	8,128,000	2,237,444
International Container Terminal Services, Inc.	3,599,730	34,682,191
		36,919,635
COMMON STOCKS — 93.19% (Continued)	Shares	Fair Value
Poland - 1.80%
Bank Polska Kasa Opieki S.A.	1	$57
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,235,744	29,315,271
		29,315,328
Saudi Arabia - 0.02%
Saudi Arabian Oil Company	55,500	352,590

South Korea - 17.53%
Hyundai Motor Company	142,001	29,171,347
KB Financial Group, Inc.	585,636	50,598,145
KIWOOM Securities Company Ltd.	191,900	38,491,419
Korea Shipbuilding & Offshore Engineering Company	130,000	36,658,791
KT&G Corporation	394,352	38,825,629
Macquarie Korea Infrastructure Fund	44,989	350,671
Samsung Electronics Company Ltd.	1,107,668	92,017,233
		286,113,235
Taiwan - 19.66%
ASE Technology Holding Company Ltd.	7,053,207	56,289,931
Hon Hai Precision Industry Company Ltd.	5,791,000	42,526,618
MediaTek, Inc.	613,570	27,953,520
Quanta Computer, Inc.	10,000	86,657
Sinbon Electronics Company Ltd.	109,738	673,014
Sunonwealth Electric Machine Industry Company Ltd.	4,066,329	20,792,845
Taiwan Semiconductor Manufacturing Company Ltd.	1,455,400	71,870,460
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	161,160	48,974,913
Wiwynn Corporation	359,601	51,383,028
		320,550,986
Turkey - 0.04%
KOC Holding A.S.	174,390	685,769

United Arab Emirates - 4.47%
Air Arabia PJSC	9,044,975	11,476,145
Aldar Properties PJSC	15,924,800	37,722,109
Emaar Development PJSC	96,960	399,952
Emaar Properties PJSC	373,900	1,430,324
Emirates NBD Bank PJSC	2,512,800	19,053,986
TECOM Group PJSC	3,113,308	2,890,541
		72,973,057
United Kingdom - 3.72%
Airtel Africa plc 144A(a)	150,572	720,963
Anglo American plc	795,123	33,066,261
Metlen Energy & Metals plc(b)	517,175	26,855,187
		60,642,411
Vietnam - 0.47%
Gemadept Corporation	3,130,600	7,261,088
Ho Chi Minh City Securities Corporation	526,700	448,596
		7,709,684

Total Common Stocks (Cost $1,110,871,494)		1,520,137,051

PARTICIPATION (EQUITY LINKED) NOTES — 4.91%
China - 4.91%
Contemporary Amperex Technology Company Ltd.(b)	802,607	42,180,755
Midea Group Company Ltd.(b)	275,000	3,075,385
Weichai Power Company Ltd.(b)	14,119,975	34,753,636
		80,009,776
Total Participation (Equity Linked) Notes
(Cost $65,882,237)		80,009,776

See Notes to Financial Statements

Cullen Emerging Markets High Dividend Fund

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

PREFERRED STOCKS — 1.62%	Shares	Fair Value
Brazil - 1.62%
Axia Energia(b) (b)	390,887	$3,504,998
Itau Unibanco Holding S.A.	3,195,833	22,886,548
		26,391,546

Total Preferred Stocks (Cost $23,889,723)		26,391,546
Total Investments - 99.72%
(Cost $1,200,643,454)		$1,626,538,373
Other Assets in Excess of Liabilities - 0.28%		4,559,041
NET ASSETS - 100.00%		$1,631,097,414

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the total market value of Rule 144A securities is $10,964,950 or 0.67% of net assets.
(b)	Non-income producing security.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See Notes to Financial Statements

Cullen Enhanced Equity Income Fund

Schedule of Investments

December 31, 2025 (Unaudited)

COMMON STOCKS — 98.41%	Shares	Fair Value
Communications - 8.15%
BCE, Inc.	167,614	$3,992,565
Comcast Corporation, Class A	110,639	3,307,000
Verizon Communications, Inc.	104,122	4,240,889
		11,540,454
Consumer Discretionary - 1.94%
Genuine Parts Company	22,350	2,748,156
Consumer Staples - 8.56%
Altria Group, Inc.	68,176	3,931,028
Keurig Dr Pepper, Inc.	142,830	4,000,668
Sysco Corporation	56,918	4,194,288
		12,125,984
Energy - 9.79%
ConocoPhillips	56,298	5,270,056
EOG Resources, Inc.	43,753	4,594,503
Exxon Mobil Corporation	33,295	4,006,720
		13,871,279
Financials - 17.68%
American International Group, Inc.	46,005	3,935,728
Bank of America Corporation(a)	75,661	4,161,355
Citigroup, Inc.	43,000	5,017,669
First Horizon Corporation(a)	151,535	3,621,687
PNC Financial Services Group, Inc. (The)	20,049	4,184,828
Truist Financial Corporation	83,926	4,129,998
		25,051,265
Health Care - 17.53%
Becton Dickinson & Company	24,048	4,666,995
Bristol-Myers Squibb Company	90,732	4,894,084
Medtronic plc	65,423	6,284,534
Merck & Company, Inc.(a)	48,386	5,093,110
UnitedHealth Group, Inc.	11,805	3,896,949
		24,835,672
Industrials - 9.72%
General Dynamics Corporation	9,657	3,251,126
PACCAR, Inc.(a)	40,422	4,426,613
Union Pacific Corporation	12,000	2,775,840
United Parcel Service, Inc., Class B	33,508	3,323,658
		13,777,237
Materials - 4.29%
PPG Industries, Inc.	34,124	3,496,345
Smurfit WestRock plc	66,740	2,580,836
		6,077,181
Real Estate - 6.08%
Healthpeak Properties, Inc.	237,925	3,825,834
VICI Properties, Inc.	170,385	4,791,226
		8,617,060
Technology - 8.44%
Cisco Systems, Inc.	73,600	5,669,408
International Business Machines Corporation	11,500	3,406,415
QUALCOMM, Inc.	16,858	2,883,561
		11,959,384
Utilities - 6.23%
Duke Energy Corporation	37,374	4,380,607
PPL Corporation	126,756	4,438,995
		8,819,602

Total Common Stocks (Cost $133,902,612)		139,423,274

Total Investments - 98.41%
(Cost $133,902,612)		$139,423,274
Other Assets in Excess of Liabilities - 1.59%		2,251,867

NET ASSETS - 100.00%		$141,675,141

(a)	Pledged security; a portion or all of the security pledged as collateral for written options in the amount of $14,743,666 as of December 31, 2025.

SCHEDULE OF WRITTEN OPTION CONTRACTS

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options - (0.08%)
Bank of America Corporation	(379)	$(2,084,500)	$58.00	January 2026	$(11,749)
First Horizon Corporation	(1,515)	(3,620,850)	25.00	January 2026	(37,875)
Merck & Company, Inc.	(242)	(2,547,292)	110.00	January 2026	(9,680)
PACCAR, Inc.	(404)	(4,424,204)	113.60	January 2026	(30,300)
Truist Financial Corporation	(420)	(2,066,820)	50.00	January 2026	(22,680)
Total Written Call Options (Premiums received $165,042)					$(112,284)

See Notes to Financial Statements

Cullen Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

December 31, 2025

Assets:	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund	Cullen Enhanced Equity Income Fund
Investments at Cost	$277,454,328	$288,009,538	$7,952,250	$14,331,459	$1,200,643,454	$133,902,612
Investments at Value	$389,109,659	$635,945,277	$9,385,071	$27,204,978	$1,626,538,373	$139,423,274
Total Securities at Value
Cash	1,184,576	7,953,723	142,763	438,599	4,060,661	1,831,342
Foreign currencies (cost - $)	942,875	—	—	—	—	—
Cash Collateral	—	—	—	—	—	65,722
Receivable for Securities Sold	—	—	—	—	1,778,338	—
Receivable for Fund Shares Sold	207,893	426,316	—	6,497	1,046,365	55,721
Dividends and Interest Receivable	3,292,492	2,708,689	23,740	58,779	6,048,277	578,373
Receivable Due from Adviser	—	—	45,329	116,317	—	—
Prepaid Expenses and Other Assets	43,113	35,446	25,693	22,798	96,064	33,059
Total Assets	394,780,608	647,069,451	9,622,596	27,847,968	1,639,568,078	141,987,491

Liabilities:
Written Options, at Value (Premiums $165,042)	—	—	—	—	—	112,284
Investment Advisory Fees Payable	265,677	321,276	—	89,610	1,156,664	53,200
Payable for Securities Purchased	772,157	—	—	—	3,936,754	—
Payable for Fund Shares Redeemed	44,981	2,775,875	—	—	481,609	19,090
Distribution (12b-1) Fees Payable	1,978	32,942	181	721	17,524	8,821
Due to Broker	—	—	—	—	635,753	—
Trustees' Fees and Expenses Payable	21,173	20,614	21,173	21,172	20,708	20,709
Professional Fees Payable	29,270	28,875	29,554	28,876	4,285	29,321
Accrued Expenses and Other Liabilities	530,751	263,447	45,724	40,741	2,217,367	68,925
Total Liabilities	1,665,987	3,443,029	96,632	181,120	8,470,664	312,350
NET ASSETS	$393,114,621	$643,626,422	$9,525,964	$27,666,848	$1,631,097,414	$141,675,141

NET ASSETS CONSIST OF
Paid-in-Capital	$303,203,831	$275,471,408	$8,195,895	$14,909,749	$1,259,025,865	$142,005,695
Total distributable earnings/(accumulated loss)	89,910,790	368,155,014	1,330,069	12,757,099	372,071,549	(330,554)
NET ASSETS	$393,114,621	$643,626,422	$9,525,964	$27,666,848	$1,631,097,414	$141,675,141

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

December 31, 2025 (Continued)

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund	Cullen Enhanced Equity Income Fund
PRICING OF SHARES
Retail Class:
Net Assets	$6,565,647	$71,413,290	$343,403	$1,827,386	$80,447,878	$5,161,940
Shares issued (unlimited number of beneficial interest authorized $0.001 par value)	492,709	5,445,571	26,022	116,922	4,999,649	498,498
Net Asset Value, offering and redemption price per share	$13.33	$13.11	$13.20	$15.63	$16.09	$10.35

Class C:
Net Assets	$718,784	$19,937,770	$121,075	$388,552	$1,868,943	$9,201,571
Shares issued (unlimited number of beneficial interest authorized $0.001 par value)	54,153	1,572,048	10,529	24,994	118,372	882,005
Net Asset Value, offering and redemption price per share	$13.27	$12.68	$11.50	$15.55	$15.79	$10.43

Class I:
Net Assets	385,830,190	552,275,362	9,061,486	25,450,910	$1,542,805,504	$127,311,630
Shares issued (unlimited number of beneficial interest authorized $0.001 par value)	28,626,533	42,053,517	655,546	1,637,198	95,011,991	12,205,159
Net Asset Value, offering and redemption price per share	$13.48	$13.13	$13.82	$15.55	$16.24	$10.43

R6 Class:
Net Assets					$5,975,089
Shares issued (unlimited number of beneficial interest authorized $0.001 par value)					367,995
Net Asset Value, offering and redemption price per share					$16.24

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended December 31, 2025

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund	Cullen Enhanced Equity Income Fund
INVESTMENT INCOME:
Dividends*	$4,902,050	$9,162,834	$114,592	$260,753	$22,757,197	$2,801,824
Interest	109,609	92,894	803	9,472	262,600	20,343
Total Investment Income	5,011,659	9,255,728	115,395	270,225	23,019,797	2,822,167

EXPENSES:
Investment Advisory Fees	1,834,829	3,355,862	49,031	133,025	7,286,495	742,677
Distribution (12b-1) Fees - Retail Class	7,729	92,725	448	2,185	76,913	6,879
Distribution (12b-1) Fees - Class C	3,466	105,171	646	1,949	8,856	45,618
Custody Fees	69,529	14,548	1,739	1,514	641,037	5,567
Administrative Fees	47,559	84,761	4,259	6,486	178,947	21,205
Trustees' Fees	41,172	40,614	41,173	41,173	40,708	40,708
Registration and Filing Fees	39,739	45,784	22,472	22,983	67,047	23,914
Transfer Agent Fees	37,237	65,300	25,823	25,187	27,175	31,145
Legal Fees	35,427	35,348	35,427	35,348	39,545	35,427
Professional Fees	32,817	32,501	33,102	32,502	33,102	32,868
Other Expenses	57,704	171,920	17,871	16,369	114,997	31,541
Total Expenses	2,207,208	4,044,534	231,991	318,721	8,514,822	1,017,549
Less expenses waived/reimbursed from Investment Advisor (Note #)	(359,714)	(1,330,117)	(181,858)	(214,761)	(1,130,357)	(408,272)

Net Expenses	1,847,494	2,714,417	50,133	103,960	7,384,465	609,277
NET INVESTMENT INCOME	3,164,165	6,541,311	65,262	166,265	15,635,332	2,212,890
Net realized gain/(loss) on:
Investments	11,251,041	45,057,108	475,892	1,045,261	57,451,935	(1,653,746)
Written Options	—	—	—	—	—	937,174
Capital Gains Tax	—	—	—	—	—	—
Foreign Currency Transactions	(107,953)	(2,818)	—	8	(475,927)	(1,651)
Total net realized gain/(loss)	11,143,088	45,054,290	475,892	1,045,269	56,976,008	(718,223)
Net change in unrealized appreciation/(depreciation) on:
Investments	15,484,600	13,804,760	132,360	1,486,164	156,284,891	2,861,209
Written Options	—	—	—	—	—	124,889
Capital Gains Tax	—	—	—	—	—	—
Foreign Currency Translations	(391,443)	351	—	—	(41,764)	585
Total net change in unrealized appreciation/(depreciation)	15,093,157	13,805,111	132,360	1,486,164	156,243,127	2,986,683
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	26,236,245	58,859,401	608,252	2,531,433	213,219,135	2,268,460
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,400,410	$65,400,712	$673,514	$2,697,698	$228,854,467	$4,481,350
*Foreign taxes withheld on dividends	$638,434	$45,274	$—	$1,179	$2,837,068	$17,820

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Cullen International High Dividend Fund			Cullen High Dividend Equity Fund
	Six Months Ended December 31, 2025	Year Ended June 30, 2025		Six Months Ended December 31, 2025	Year Ended June 30, 2025
	(Unaudited)			(Unaudited)
OPERATIONS
Net Investment Income	$3,164,165	$10,392,305		$6,541,311	$17,399,259
Net Realized Gain	11,143,088	9,328,344		45,054,290	93,643,779
Net Change in Unrealized Appreciation (Depreciation)	15,093,157	35,106,269		13,805,111	(31,762,266)
Net Increase in Net Assets Resulting From Operations	29,400,410	54,826,918		65,400,712	79,280,772

DISTRIBUTIONS TO SHAREHOLDERS
Distributions Paid
Retail Class	(127,750)	(205,055)		(9,237,433)	(10,001,682)
Class C	(9,500)	(22,501)		(2,609,786)	(2,811,523)
Class I	(8,467,179)	(13,211,668)		(72,444,480)	(83,221,066)
Class R1	—	—		—	(5,106)
Class R2	—	(10)		—	(3,379)
Net Decrease in Net Assets from Distributions	(8,604,429)	(13,439,234)		(84,291,699)	(96,042,756)
CAPITAL SHARE TRANSACTIONS (NOTE #)
Shares Sold
Retail Class	1,733,923	4,009,146	(a)	2,377,143	9,784,878	(a)
Class C	17,729	—		509,075	1,378,496
Class I	50,672,420	104,733,812		30,509,407	103,562,451
Class R1	—	—		—	5,873
Class R2	—	—		—	1,158
Distributions Reinvested
Retail Class	118,311	192,045		8,973,222	9,656,987
Class C	9,198	21,203		2,567,158	2,752,679
Class I	5,395,982	8,774,409		63,387,753	69,406,411
Class R1	—	—		—	5,106
Class R2	—	10		—	3,378
Shares Redeemed
Retail Class	(1,334,303)	(3,676,918)		(10,096,257)	(23,539,448)
Class C	(24,624)	(199,383)		(3,009,001)	(6,335,261)
Class I	(22,115,850)	(113,263,020)		(98,653,803)	(237,552,828)
Class R1	—	—		—	(948,999	)(a)
Class R2	—	(818	)(a)	—	(596,990	)(a)
Redemption Fee Proceeds
Retail Class	1	—		8	—
Class C	—	—		—	409
Class I	0 (b)	—		57	292
Net Increase (Decrease) in Net Assets Derived From Capital Share Transactions	34,472,787	590,486		(3,435,238)	(72,415,408)
Net Increase (Decrease) in Net Assets	55,268,768	41,978,170		(22,326,225)	(89,177,392)

NET ASSETS
Beginning of Period	337,845,853	295,867,683		665,952,647	755,130,039
End of Period	$393,114,621	$337,845,853		$643,626,422	$665,952,647

(a)	After the close of business on October 21, 2024, Class R1 and Class R2 shares of the Fund were converted to Retail Class shares of the Fund, equal to the relative aggregate net asset value of shareholder's Class R1 or Class R2 shares held immediately prior to the conversion.

(b)	Less than $1.

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Cullen Small Cap Value Fund		Cullen Value Fund
	Six Months Ended December 31, 2025	Year Ended June 30, 2025	Six Months Ended December 31, 2025	Year Ended June 30, 2025
	(Unaudited)		(Unaudited)
OPERATIONS
Net Investment Income	$65,262	$129,226	$166,265	$412,879
Net Realized Gain (Loss)	475,892	(186,460)	1,045,269	(86,147)
Net Change in Unrealized Appreciation (Depreciation)	132,360	(18,442)	1,486,164	2,482,737
Net Increase (Decrease) in Net Assets Resulting From Operations	673,514	(75,676)	2,697,698	2,809,469

DISTRIBUTIONS TO SHAREHOLDERS
Distributions Paid
Retail Class	(2,892)	(17,688)	(55,162)	(62,298)
Class C	(812)	(5,838)	(11,076)	(13,443)
Class I	(95,054)	(479,416)	(848,367)	(903,794)
Net Decrease in Net Assets from Distributions	(98,758)	(502,942)	(914,605)	(979,535)
CAPITAL SHARE TRANSACTIONS (NOTE #)
Shares Sold
Retail Class	4,454	103,733	32,890	53,066
Class C	—	32,555	—	—
Class I	136,535	1,226,196	164,258	300,940
Distributions Reinvested
Retail Class	2,892	17,688	55,162	62,298
Class C	812	5,838	11,076	13,443
Class I	94,774	478,236	848,352	903,794
Shares Redeemed
Retail Class	(10,793)	(128,860)	(48,338)	(191,101)
Class C	(5,202)	(39,569)	(16,621)	(201,382)
Class I	(697,258)	(2,103,711)	(178,955)	(554,256)
Net Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(473,786)	(407,894)	867,824	386,802
Net Increase (Decrease) in Net Assets	100,970	(986,512)	2,650,917	2,216,736

NET ASSETS
Beginning of Period	9,424,994	10,411,506	25,015,931	22,799,195
End of Period	$9,525,964	$9,424,994	$27,666,848	$25,015,931

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Cullen Emerging Markets High Dividend Fund		Cullen Enhanced Equity Income Fund
	Six Months Ended December 31, 2025	Year Ended June 30, 2025	Six Months Ended December 31, 2025	Year Ended June 30, 2025
	(Unaudited)		(Unaudited)
OPERATIONS
Net Investment Income	$15,635,332	$29,428,278	$2,212,890	$5,046,351
Net Realized Gain (Loss)	56,976,008	(20,329,748)	(718,223)	3,306,031
Net Change in Unrealized Appreciation (Depreciation)	156,243,127	102,448,806	2,986,683	4,544,675
Net Increase in Net Assets Resulting From Operations	228,854,467	111,547,336	4,481,350	12,897,057

DISTRIBUTIONS TO SHAREHOLDERS
Distributions Paid
Retail Class	(688,490)	(1,288,242)	(130,731)	(177,797)
Class C	(10,903)	(36,555)	(149,388)	(221,238)
Class I	(18,117,034)	(28,843,888)	(3,651,485)	(4,644,616)
Class R6	(35,984)	—	—	—
Tax Return of Capital
Retail Class	—	—	—	(144,548)
Class C	—	—	—	(196,389)
Class I	—	—	—	(3,778,245)
Net Decrease in Net Assets from Distributions	(18,852,411)	(30,168,685)	(3,931,604)	(9,162,833)
CAPITAL SHARE TRANSACTIONS (NOTE #)
Shares Sold
Retail Class	24,629,832	31,143,783	400,071	1,401,214
Class C	5,000	105,187	543,863	1,989,527
Class I	334,360,003	549,563,014	7,105,036	24,737,216
Class R6	5,883,738	—	—	—
Distributions Reinvested
Retail Class	619,315	1,184,698	109,987	279,697
Class C	10,595	35,783	142,586	392,604
Class I	13,222,656	22,604,708	3,501,421	8,009,686
Class R6	35,984	—	—	—
Shares Redeemed
Retail Class	(3,633,274)	(20,144,281)	(1,185,598)	(1,447,629)
Class C	(6,490)	(232,709)	(684,190)	(2,089,603)
Class I	(114,190,630)	(332,388,735)	(21,258,565)	(42,497,442)
Class R6	—	—	—	—
Redemption Fee Proceeds
Retail Class	4,311	1,641	—	—
Class C	—	—	—	—
Class I	(93)	533	—	1,091
Class R6	—	—	—	—
Net Increas (Decrease) in Net Assets Derived From Capital Share Transactions	260,940,947	251,873,622	(11,325,389)	(9,223,639)
Net Increase (Decrease) in Net Assets	470,943,003	333,252,273	(10,775,643)	(5,489,415)

NET ASSETS
Beginning of Period	1,160,154,411	826,902,138	152,450,784	157,940,199
End of Period	$1,631,097,414	$1,160,154,411	$141,675,141	$152,450,784

See Notes to Financial Statements.

Cullen International High Dividend Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	For the Six Months Ended December 31, 2025		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
	(Unaudited)
Retail Class
Net Asset Value, Beginning of Period	$12.59		$11.11	$10.17	$9.16	$10.94	$8.79

INCOME FROM INVESTMENT OPERATION:
Net investment income (a)	0.09		0.36	0.30	0.29	0.24	0.28
Net realized and unrealized gain/(loss)	1.55		1.60	1.08	1.00	(1.71)	2.15
Total from Investment Operations	1.64		1.96	1.38	1.29	(1.47)	2.43

DISTRIBUTIONS:
From distributable earnings	(0.90)		(0.48)	(0.44)	(0.28)	(0.31)	(0.28)
Total Distributions	(0.90)		(0.48)	(0.44)	(0.28)	(0.31)	(0.28)

Redemption Fees	0.00	(b)	—	—	—	—	—

Net Increase/(Decrease) in net asset value	0.74		1.48	0.94	1.01	(1.78)	2.15
Net Asset Value, End of Period	$13.33		$12.59	$11.11	$10.17	$9.16	$10.94

TOTAL RETURN (c)	8.11	%(e)	18.16%	13.92%	14.28%	(13.71)%	27.95%

RATIOS/SUPPLEMENTAL DATA: (d)
Net assets, End of Period (in 000's)	$6,566		$5,697	$4,480	$4,776	$4,188	$6,267
Ratio of operating expenses to average net assets excluding waivers	1.44	%(f)	1.47%	1.48%	1.56%	1.51%	1.52%
Ratio of operating expenses to average net assets including waivers	1.25	%(f)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets excluding waivers	1.27	%(f)	2.91%	2.64%	2.72%	1.97%	2.57%
Ratio of net investment income to average net assets including waivers	1.46	%(f)	3.13%	2.87%	3.03%	2.23%	2.84%
Portfolio turnover rate	46	%(e)	125%	70%	63%	75%	57%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Less than $0.005 per share.

(c)	Total returns are calculated assuming an initial investment made at the net asset value at the beginnig of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(d)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

(e)	Not annualized.

(f)	Annualized.

See Notes to Financial Statements.

Cullen International High Dividend Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	For the Six Months Ended December 31, 2025		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
	(Unaudited)
Class C
Net Asset Value, Beginning of Period	$12.50		$11.03	$10.12	$9.11	$10.90	$8.78

INCOME FROM INVESTMENT OPERATION:
Net investment income (a)	0.05		0.26	0.21	0.20	0.20	0.22
Net realized and unrealized gain/(loss)	0.90		1.60	1.08	1.02	(1.75)	2.12
Total from Investment Operations	0.95		1.86	1.29	1.22	(1.55)	2.34

DISTRIBUTIONS:
From distributable earnings	(0.18)		(0.39)	(0.38)	(0.21)	(0.24)	(0.22)
Total Distributions	(0.18)		(0.39)	(0.38)	(0.21)	(0.24)	(0.22)

Net Increase/(Decrease) in net asset value	0.77		1.47	0.91	1.01	(1.79)	2.12
Net Asset Value, End of Period	$13.27		$12.50	$11.03	$10.12	$9.11	$10.90

TOTAL RETURN (b)	7.65	%(d)	17.30%	13.02%	13.50%	(14.38)%	26.92%

RATIOS/SUPPLEMENTAL DATA: (c)
Net assets, End of Period (in 000's)	$719		$675	$774	$985	$1,071	$1,387
Ratio of operating expenses to average net assets excluding waivers	2.19	%(e)	2.22%	2.23%	2.31%	2.26%	2.27%
Ratio of operating expenses to average net assets including waivers	2.00	%(e)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income to average net assets excluding waivers	0.55	%(e)	2.09%	1.79%	1.83%	1.64%	1.93%
Ratio of net investment income to average net assets including waivers	0.74	%(e)	2.31%	2.02%	2.14%	1.90%	2.20%
Portfolio turnover rate	46	%(d)	125%	70%	63%	75%	57%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total returns are calculated assuming an initial investment made at the net asset value at the beginnig of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

(d)	Not annualized.

(e)	Annualized.

See Notes to Financial Statements.

Cullen International High Dividend Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	For the Six Months Ended December 31, 2025		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
	(Unaudited)
Class I
Net Asset Value, Beginning of Period	$12.75		$11.24	$10.28	$9.25	$11.03	$8.86

INCOME FROM INVESTMENT OPERATION:
Net investment income (a)	0.11		0.39	0.35	0.33	0.34	0.32
Net realized and unrealized gain/(loss)	0.93		1.63	1.07	1.00	(1.80)	2.15
Total from Investment Operations	1.04		2.02	1.42	1.33	(1.46)	2.47

DISTRIBUTIONS:
From distributable earnings	(0.31)		(0.51)	(0.46)	(0.30)	(0.32)	(0.30)
Total Distributions	(0.31)		(0.51)	(0.46)	(0.30)	(0.32)	(0.30)

Redemption Fees	0.00	(b)	—	—	—	—	—

Net Increase/(Decrease) in net asset value	0.73		1.51	0.96	1.03	(1.78)	2.17
Net Asset Value, End of Period	$13.48		$12.75	$11.24	$10.28	$9.25	$11.03

TOTAL RETURN (c)	8.22	%(e)	18.51%	14.18%	14.63%	(13.49)%	28.24%

RATIOS/SUPPLEMENTAL DATA: (d)
Net assets, End of Period (in 000's)	$385,830		$331,474	$290,613	$240,839	$174,893	$188,481
Ratio of operating expenses to average net assets excluding waivers	1.20	%(f)	1.22%	1.23%	1.30%	1.26%	1.27%
Ratio of operating expenses to average net assets including waivers	1.00	%(f)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	1.53	%(f)	3.17%	3.04%	3.06%	2.90%	2.86%
Ratio of net investment income to average net assets including waivers	1.73	%(f)	3.39%	3.27%	3.36%	3.16%	3.13%
Portfolio turnover rate	46	%(e)	125%	70%	63%	75%	57%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Less than $0.005 per share.

(c)	Total returns are calculated assuming an initial investment made at the net asset value at the beginnig of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(d)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

(e)	Not annualized.

(f)	Annualized.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	For the Six Months Ended December 31, 2025		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
	(Unaudited)
Retail Class
Net Asset Value, Beginning of Period	$13.69		$14.11	$14.77	$14.83	$17.09	$14.07

INCOME FROM INVESTMENT OPERATION:
Net investment income (a)	0.13		0.32	0.32	0.36	0.33	0.37
Net realized and unrealized gain/(loss)	1.15		1.17	0.67	0.84	(0.78)	4.26
Total from Investment Operations	1.28		1.49	0.99	1.20	(0.45)	4.63

DISTRIBUTIONS:
From distributable earnings	(1.86)		(1.91)	(1.65)	(1.26)	(1.81)	(1.61)
Total Distributions	(1.86)		(1.91)	(1.65)	(1.26)	(1.81)	(1.61)

Redemption Fees	0.00	(b)	—	—	—	—	—

Net Increase/(Decrease) in net asset value	(0.58)		(0.42)	(0.66)	(0.06)	(2.26)	3.02
Net Asset Value, End of Period	$13.11		$13.69	$14.11	$14.77	$14.83	$17.09

TOTAL RETURN (c)	9.52	%(e)	11.69%	7.41%	8.26%	(3.53)%	35.10%

RATIOS/SUPPLEMENTAL DATA: (d)
Net assets, End of Period (in 000's)	$71,413		$72,647	$78,463	$94,318	$106,659	$129,052
Ratio of operating expenses to average net assets excluding waivers	1.40	%(f)	1.36%	1.35%	1.36%	1.34%	1.34%
Ratio of operating expenses to average net assets including waivers	1.00	%(f)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	1.36	%(f)	1.90%	1.91%	2.04%	1.62%	2.04%
Ratio of net investment income to average net assets including waivers	1.76	%(f)	2.26%	2.26%	2.40%	1.96%	2.38%
Portfolio turnover rate	11	%(e)	37%	38%	35%	16%	40%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Less than $0.005 per share.

(c)	Total returns are calculated assuming an initial investment made at the net asset value at the beginnig of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(d)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

(e)	Not annualized.

(f)	Annualized.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	For the Six Months Ended December 31, 2025		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
	(Unaudited)
Class C
Net Asset Value, Beginning of Period	$13.28		$13.76	$14.45	$14.55	$16.82	$13.87

INCOME FROM INVESTMENT OPERATION:
Net investment income (a)	0.07		0.20	0.21	0.24	0.20	0.25
Net realized and unrealized gain/(loss)	1.13		1.14	0.65	0.83	(0.77)	4.21
Total from Investment Operations	1.20		1.34	0.86	1.07	(0.57)	4.46

DISTRIBUTIONS:
From distributable earnings	(1.80)		(1.82)	(1.55)	(1.17)	(1.70)	(1.51)
Total Distributions	(1.80)		(1.82)	(1.55)	(1.17)	(1.70)	(1.51)

Net Increase/(Decrease) in net asset value	(0.60)		(0.48)	(0.69)	(0.10)	(2.27)	2.95
Net Asset Value, End of Period	$12.68		$13.28	$13.76	$14.45	$14.55	$16.82

TOTAL RETURN (b)	9.19	%(d)	10.79%	6.61%	7.46%	(4.30)%	34.16%

RATIOS/SUPPLEMENTAL DATA: (c)
Net assets, End of Period (in 000's)	$19,938		$20,650	$23,433	$30,603	$31,861	$35,626
Ratio of operating expenses to average net assets excluding waivers	2.15	%(e)	2.11%	2.10%	2.11%	2.09%	2.09%
Ratio of operating expenses to average net assets including waivers	1.75	%(e)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets excluding waivers	0.61	%(e)	1.14%	1.15%	1.29%	0.88%	1.30%
Ratio of net investment income to average net assets including waivers	1.01	%(e)	1.50%	1.50%	1.65%	1.22%	1.64%
Portfolio turnover rate	11	%(d)	37%	38%	35%	16%	40%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total returns are calculated assuming an initial investment made at the net asset value at the beginnig of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

(d)	Not annualized.

(e)	Annualized.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	For the Six Months Ended December 31, 2025		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
	(Unaudited)
Class I
Net Asset Value, Beginning of Period	$13.71		$14.13	$14.78	$14.84	$17.11	$14.07

INCOME FROM INVESTMENT OPERATION:
Net investment income (a)	0.14		0.35	0.35	0.40	0.37	0.41
Net realized and unrealized gain/(loss)	1.17		1.17	0.68	0.84	(0.79)	4.28
Total from Investment Operations	1.31		1.52	1.03	1.24	(0.42)	4.69

DISTRIBUTIONS:
From distributable earnings	(1.89)		(1.94)	(1.68)	(1.30)	(1.85)	(1.65)
Total Distributions	(1.89)		(1.94)	(1.68)	(1.30)	(1.85)	(1.65)

Redemption Fees	0.00	(b)	—	—	—	—	—

Net Increase/(Decrease) in net asset value	(0.58)		(0.42)	(0.65)	(0.06)	(2.27)	3.04
Net Asset Value, End of Period	$13.13		$13.71	$14.13	$14.78	$14.84	$17.11

TOTAL RETURN (c)	9.69	%(e)	11.93%	7.73%	8.52%	(3.35)%	35.58%

RATIOS/SUPPLEMENTAL DATA: (d)
Net assets, End of Period (in 000's)	$552,275		$572,655	$651,821	$802,559	$865,159	$995,683
Ratio of operating expenses to average net assets excluding waivers	1.15	%(f)	1.11%	1.10%	1.11%	1.08%	1.09%
Ratio of operating expenses to average net assets including waivers	0.75	%(f)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets excluding waivers	1.61	%(f)	2.14%	2.15%	2.29%	1.88%	2.29%
Ratio of net investment income to average net assets including waivers	2.01	%(f)	2.50%	2.50%	2.65%	2.21%	2.63%
Portfolio turnover rate	11	%(e)	37%	38%	35%	16%	40%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Less than $0.005 per share.

(c)	Total returns are calculated assuming an initial investment made at the net asset value at the beginnig of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(d)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

(e)	Not annualized.

(f)	Annualized.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	For the Six Months Ended December 31, 2025		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
	(Unaudited)
Retail Class
Net Asset Value, Beginning of Period	$12.41		$13.01	$12.62	$13.21	$15.98	$9.40

INCOME FROM INVESTMENT OPERATION:
Net investment income (a)	0.08		0.13	0.17	0.19	0.14	0.01
Net realized and unrealized gain/(loss)	0.82		(0.10)	0.51	0.34	(1.06)	6.57
Total from Investment Operations	0.90		0.03	0.68	0.53	(0.92)	6.58

DISTRIBUTIONS:
From distributable earnings	(0.11)		(0.63)	(0.29)	(1.12)	(1.85)	—
Total Distributions	(0.11)		(0.63)	(0.29)	(1.12)	(1.85)	—

Net Increase/(Decrease) in net asset value	0.79		(0.60)	0.39	(0.59)	(2.77)	6.58
Net Asset Value, End of Period	$13.20		$12.41	$13.01	$12.62	$13.21	$15.98

TOTAL RETURN (b)	7.20	%(d)	(0.13)%	5.39%	3.95%	(6.35)%	70.00%

RATIOS/SUPPLEMENTAL DATA: (c)
Net assets, End of Period (in 000's)	$343		$327	$359	$559	$373	$637
Ratio of operating expenses to average net assets excluding waivers	4.96	%(e)	4.50%	4.07%	4.88%	4.25%	4.87%
Ratio of operating expenses to average net assets including waivers	1.25	%(e)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment (loss) to average net assets excluding waivers	(2.60	)%(e)	(2.27)%	(1.48)%	(2.21)%	(2.10)%	(3.55)%
Ratio of net investment income to average net assets including waivers	1.11	%(e)	0.98%	1.34%	1.42%	0.90%	0.07%
Portfolio turnover rate	21	%(d)	38%	72%	70%	31%	70%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total returns are calculated assuming an initial investment made at the net asset value at the beginnig of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

(d)	Not annualized.

(e)	Annualized.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	For the Six Months Ended December 31, 2025		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022		For the Year Ended June 30, 2021
	(Unaudited)
Class C
Net Asset Value, Beginning of Period	$10.83		$11.45	$11.10	$11.66	$14.43		$8.56

INCOME FROM INVESTMENT OPERATION:
Net investment income/(loss) (a)	0.02		0.03	0.08	0.08	(0.00	)(b)	(0.08)
Net realized and unrealized gain/(loss)	0.72		(0.09)	0.42	0.32	(0.92)		5.95
Total from Investment Operations	0.74		(0.06)	0.50	0.40	(0.92)		5.87

DISTRIBUTIONS:
From distributable earnings	(0.07)		(0.56)	(0.15)	(0.96)	(1.85)		—
Total Distributions	(0.07)		(0.56)	(0.15)	(0.96)	(1.85)		—

Net Increase/(Decrease) in net asset value	0.67		(0.62)	0.35	(0.56)	(2.77)		5.87
Net Asset Value, End of Period	$11.50		$10.83	$11.45	$11.10	$11.66		$14.43

TOTAL RETURN (c)	6.83	%(e)	(0.86)%	4.47%	3.28%	(7.11)%		68.57%

RATIOS/SUPPLEMENTAL DATA: (d)
Net assets, End of Period (in 000's)	$121		$118	$125	$125	$65		$336
Ratio of operating expenses to average net assets excluding waivers	5.71	%(f)	5.22%	4.81%	5.62%	5.04%		5.96%
Ratio of operating expenses to average net assets including waivers	2.00	%(f)	2.00%	2.00%	2.00%	2.00%		2.00%
Ratio of net investment (loss) to average net assets excluding waivers	(3.36	)%(f)	(2.99)%	(2.14)%	(2.90)%	(3.07)%		(4.62)%
Ratio of net investment income/(loss) to average net assets including waivers	0.35	%(f)	0.23%	0.67%	0.72%	(0.03)%		(0.66)%
Portfolio turnover rate	21	%(e)	38%	72%	70%	31%		70%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Less than $0.005 per share.

(c)	Total returns are calculated assuming an initial investment made at the net asset value at the beginnig of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(d)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

(e)	Not annualized.

(f)	Annualized.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	For the Six Months Ended December 31, 2025		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
	(Unaudited)
Class I
Net Asset Value, Beginning of Period	$13.01		$13.60	$13.19	$13.69	$16.45	$9.68

INCOME FROM INVESTMENT OPERATION:
Net investment income (a)	0.10		0.17	0.22	0.24	0.18	0.05
Net realized and unrealized gain/(loss)	0.86		(0.11)	0.52	0.35	(1.09)	6.75
Total from Investment Operations	0.96		0.06	0.74	0.59	(0.91)	6.80

DISTRIBUTIONS:
From distributable earnings	(0.15)		(0.65)	(0.33)	(1.09)	(1.85)	(0.03)
Total Distributions	(0.15)		(0.65)	(0.33)	(1.09)	(1.85)	(0.03)

Net Increase/(Decrease) in net asset value	0.81		(0.59)	0.41	(0.50)	(2.76)	6.77
Net Asset Value, End of Period	$13.82		$13.01	$13.60	$13.19	$13.69	$16.45

TOTAL RETURN (b)	7.30	%(d)	0.13%	5.61%	4.25%	(6.11)%	70.34%

RATIOS/SUPPLEMENTAL DATA: (c)
Net assets, End of Period (in 000's)	$9,061		$8,980	$9,928	$12,288	$7,848	$7,817
Ratio of operating expenses to average net assets excluding waivers	4.71	%(e)	4.22%	3.80%	4.56%	4.00%	4.72%
Ratio of operating expenses to average net assets including waivers	1.00	%(e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment (loss) to average net assets excluding waivers	(2.36	)%(e)	(2.00)%	(1.16)%	(1.84)%	(1.85)%	(3.38)%
Ratio of net investment income to average net assets including waivers	1.35	%(e)	1.22%	1.64%	1.72%	1.15%	0.34%
Portfolio turnover rate	21	%(d)	38%	72%	70%	31%	70%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total returns are calculated assuming an initial investment made at the net asset value at the beginnig of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

(d)	Not annualized.

(e)	Annualized.

See Notes to Financial Statements.

Cullen Value Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	For the Six Months Ended December 31, 2025		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
	(Unaudited)
Retail Class
Net Asset Value, Beginning of Period	$14.57		$13.53	$13.61	$13.27	$15.85	$13.87

INCOME FROM INVESTMENT OPERATION:
Net investment income (a)	0.08		0.21	0.22	0.19	0.20	0.25
Net realized and unrealized gain/(loss)	1.47		1.39	0.89	1.06	(1.10)	3.99
Total from Investment Operations	1.55		1.60	1.11	1.25	(0.90)	4.24

DISTRIBUTIONS:
From distributable earnings	(0.49)		(0.56)	(1.19)	(0.91)	(1.68)	(2.26)
Total Distributions	(0.49)		(0.56)	(1.19)	(0.91)	(1.68)	(2.26)

Net Increase/(Decrease) in net asset value	1.06		1.04	(0.08)	0.34	(2.58)	1.98
Net Asset Value, End of Period	$15.63		$14.57	$13.53	$13.61	$13.27	$15.85

TOTAL RETURN (b)	10.68	%(d)	12.23%	8.70%	9.67%	(6.72)%	33.12%

RATIOS/SUPPLEMENTAL DATA: (c)
Net assets, End of Period (in 000's)	$1,827		$1,667	$1,617	$1,953	$1,947	$2,231
Ratio of operating expenses to average net assets excluding waivers	2.61	%(e)	2.71%	2.68%	3.54%	2.23%	2.31%
Ratio of operating expenses to average net assets including waivers	1.00	%(e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income/(loss) to average net assets excluding waivers	(0.58	)%(e)	(0.18)%	(0.04)%	(1.11)%	0.07%	0.34%
Ratio of net investment income to average net assets including waivers	1.03	%(e)	1.53%	1.64%	1.43%	1.30%	1.65%
Portfolio turnover rate	14	%(d)	19%	27%	27%	36%	40%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total returns are calculated assuming an initial investment made at the net asset value at the beginnig of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

(d)	Not annualized.

(e)	Annualized.

See Notes to Financial Statements.

Cullen Value Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	For the Six Months Ended December 31, 2025		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
	(Unaudited)
Class C
Net Asset Value, Beginning of Period	$14.50		$13.49	$13.58	$13.24	$15.82	$13.85

INCOME FROM INVESTMENT OPERATION:
Net investment income (a)	0.02		0.10	0.12	0.09	0.09	0.12
Net realized and unrealized gain/(loss)	1.46		1.40	0.88	1.06	(1.11)	4.00
Total from Investment Operations	1.48		1.50	1.00	1.15	(1.02)	4.12

DISTRIBUTIONS:
From distributable earnings	(0.43)		(0.49)	(1.09)	(0.81)	(1.56)	(2.15)
Total Distributions	(0.43)		(0.49)	(1.09)	(0.81)	(1.56)	(2.15)

Net Increase/(Decrease) in net asset value	1.05		1.01	(0.09)	0.34	(2.58)	1.97
Net Asset Value, End of Period	$15.55		$14.50	$13.49	$13.58	$13.24	$15.82

TOTAL RETURN (b)	10.29	%(d)	11.42%	7.85%	8.88%	(7.45)%	32.18%

RATIOS/SUPPLEMENTAL DATA: (c)
Net assets, End of Period (in 000's)	$389		$368	$522	$711	$783	$596
Ratio of operating expenses to average net assets excluding waivers	3.36	%(e)	3.45%	3.43%	4.28%	3.01%	3.05%
Ratio of operating expenses to average net assets including waivers	1.75	%(e)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment (loss) to average net assets excluding waivers	(1.33	)%(e)	(0.97)%	(0.79)%	(1.85)%	(0.66)%	(0.49)%
Ratio of net investment income to average net assets including waivers	0.28	%(e)	0.73%	0.89%	0.68%	0.60%	0.81%
Portfolio turnover rate	14	%(d)	19%	27%	27%	36%	40%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total returns are calculated assuming an initial investment made at the net asset value at the beginnig of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

(d)	Not annualized.

(e)	Annualized.

See Notes to Financial Statements.

Cullen Value Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	For the Six Months Ended December 31, 2025		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
	(Unaudited)
Class I
Net Asset Value, Beginning of Period	$14.52		$13.47	$13.55	$13.22	$15.80	$13.84

INCOME FROM INVESTMENT OPERATION:
Net investment income (a)	0.10		0.25	0.25	0.23	0.24	0.28
Net realized and unrealized gain/(loss)	1.46		1.39	0.89	1.05	(1.10)	3.98
Total from Investment Operations	1.56		1.64	1.14	1.28	(0.86)	4.26

DISTRIBUTIONS:
From distributable earnings	(0.53)		(0.59)	(1.22)	(0.95)	(1.72)	(2.30)
Total Distributions	(0.53)		(0.59)	(1.22)	(0.95)	(1.72)	(2.30)

Net Increase/(Decrease) in net asset value	1.03		1.05	(0.08)	0.33	(2.58)	1.96
Net Asset Value, End of Period	$15.55		$14.52	$13.47	$13.55	$13.22	$15.80

TOTAL RETURN (b)	10.83	%(d)	12.56%	8.98%	9.96%	(6.51)%	33.42%

RATIOS/SUPPLEMENTAL DATA: (c)
Net assets, End of Period (in 000's)	$25,451		$22,981	$20,660	$19,756	$20,795	$24,287
Ratio of operating expenses to average net assets excluding waivers	2.36	%(e)	2.47%	2.42%	3.29%	1.98%	2.08%
Ratio of operating expenses to average net assets including waivers	0.75	%(e)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income/(loss) to average net assets excluding waivers	(0.33	)%(e)	0.07%	0.22%	(0.86)%	0.31%	0.59%
Ratio of net investment income to average net assets including waivers	1.28	%(e)	1.79%	1.89%	1.68%	1.54%	1.92%
Portfolio turnover rate	14	%(d)	19%	27%	27%	36%	40%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total returns are calculated assuming an initial investment made at the net asset value at the beginnig of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

(d)	Not annualized.

(e)	Annualized.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	For the Six Months Ended December 31, 2025		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
	(Unaudited)
Retail Class
Net Asset Value, Beginning of Period	$13.85		$12.89	$10.90	$9.74	$12.30	$8.95

INCOME FROM INVESTMENT OPERATION:
Net investment income (a)	0.16		0.36	0.37	0.46	0.36	0.29
Net realized and unrealized gain/(loss)	2.24		0.98	2.03	1.14	(2.54)	3.30
Total from Investment Operations	2.40		1.34	2.40	1.60	(2.18)	3.59

DISTRIBUTIONS:
From distributable earnings	(0.16)		(0.38)	(0.41)	(0.44)	(0.38)	(0.24)
Total Distributions	(0.16)		(0.38)	(0.41)	(0.44)	(0.38)	(0.24)

Redemption Fees	0.00	(b)	—	—	—	—	—

Net Increase/(Decrease) in net asset value	2.24		0.96	1.99	1.16	(2.56)	3.35
Net Asset Value, End of Period	$16.09		$13.85	$12.89	$10.90	$9.74	$12.30

TOTAL RETURN (c)	17.41	%(e)	10.57%	22.55%	16.93%	(17.95)%	40.49%

RATIOS/SUPPLEMENTAL DATA: (d)
Net assets, End of Period (in 000's)	$80,448		$52,852	$36,907	$9,734	$7,492	$9,819
Ratio of operating expenses to average net assets excluding waivers	1.40	%(f)	1.46%	1.47%	1.54%	1.49%	1.52%
Ratio of operating expenses to average net assets including waivers	1.25	%(f)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets excluding waivers	1.91	%(f)	2.60%	2.85%	2.85%	2.91%	2.35%
Ratio of net investment income to average net assets including waivers	2.06	%(f)	2.81%	3.07%	3.07%	3.15%	2.62%
Portfolio turnover rate	41	%(e)	118%	74%	65%	87%	80%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Less than $0.005 per share.

(c)	Total returns are calculated assuming an initial investment made at the net asset value at the beginnig of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(d)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

(e)	Not annualized.

(f)	Annualized.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	For the Six Months Ended December 31, 2025		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
	(Unaudited)
Class C
Net Asset Value, Beginning of Period	$13.58		$12.66	$10.73	$9.59	$12.14	$8.84

INCOME FROM INVESTMENT OPERATION:
Net investment income (a)	0.08		0.25	0.24	0.37	0.28	0.21
Net realized and unrealized gain/(loss)	2.22		0.96	2.04	1.13	(2.51)	3.26
Total from Investment Operations	2.30		1.21	2.28	1.50	(2.23)	3.47

DISTRIBUTIONS:
From distributable earnings	(0.09)		(0.29)	(0.35)	(0.36)	(0.32)	(0.17)
Total Distributions	(0.09)		(0.29)	(0.35)	(0.36)	(0.32)	(0.17)

Net Increase/(Decrease) in net asset value	2.21		0.92	1.93	1.14	(2.55)	3.30
Net Asset Value, End of Period	$15.79		$13.58	$12.66	$10.73	$9.59	$12.14

TOTAL RETURN (b)	16.98	%(d)	9.72%	21.66%	16.10%	(18.58)%	39.51%

RATIOS/SUPPLEMENTAL DATA: (c)
Net assets, End of Period (in 000's)	$1,869		$1,623	$1,612	$1,405	$1,405	$1,869
Ratio of operating expenses to average net assets excluding waivers	2.16	%(e)	2.21%	2.22%	2.29%	2.24%	2.27%
Ratio of operating expenses to average net assets including waivers	2.00	%(e)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income to average net assets excluding waivers	0.95	%(e)	1.82%	1.85%	3.46%	2.20%	1.65%
Ratio of net investment income to average net assets including waivers	1.11	%(e)	2.03%	2.06%	3.75%	2.44%	1.92%
Portfolio turnover rate	41	%(d)	118%	74%	65%	87%	80%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total returns are calculated assuming an initial investment made at the net asset value at the beginnig of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

(d)	Not annualized.

(e)	Annualized.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	For the Six Months Ended December 31, 2025		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
	(Unaudited)
Class I
Net Asset Value, Beginning of Period	$13.99		$13.01	$10.99	$9.82	$12.39	$9.01

INCOME FROM INVESTMENT OPERATION:
Net investment income (a)	0.17		0.40	0.38	0.49	0.48	0.33
Net realized and unrealized gain/(loss)	2.28		0.99	2.07	1.14	(2.65)	3.32
Total from Investment Operations	2.45		1.39	2.45	1.63	(2.17)	3.65

DISTRIBUTIONS:
From distributable earnings	(0.20)		(0.41)	(0.43)	(0.46)	(0.40)	(0.27)
Total Distributions	(0.20)		(0.41)	(0.43)	(0.46)	(0.40)	(0.27)

Redemption Fees	(0.00	)(b)	—	—	—	—	—

Net Increase/(Decrease) in net asset value	2.25		0.98	2.02	1.17	(2.57)	3.38
Net Asset Value, End of Period	$16.24		$13.99	$13.01	$10.99	$9.82	$12.39

TOTAL RETURN (c)	17.55	%(e)	10.89%	22.85%	17.18%	(17.75)%	40.91%

RATIOS/SUPPLEMENTAL DATA: (d)
Net assets, End of Period (in 000's)	$1,542,806		$1,105,949	$788,383	$416,125	$302,300	$289,113
Ratio of operating expenses to average net assets excluding waivers	1.15	%(f)	1.22%	1.22%	1.29%	1.24%	1.27%
Ratio of operating expenses to average net assets including waivers	1.00	%(f)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	1.99	%(f)	2.88%	2.92%	4.52%	3.95%	2.71%
Ratio of net investment income to average net assets including waivers	2.14	%(f)	3.10%	3.14%	4.81%	4.19%	2.98%
Portfolio turnover rate	41	%(e)	118%	74%	65%	87%	80%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Less than $0.005 per share.

(c)	Total returns are calculated assuming an initial investment made at the net asset value at the beginnig of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(d)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

(e)	Not annualized.

(f)	Annualized.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	For the Period Ended 12/31/2025*
	(Unaudited)
Class R6
Net Asset Value, Beginning of Period	$10.00

INCOME FROM INVESTMENT OPERATION:
Net investment income (a)	0.12
Net realized and unrealized gain	6.23
Total from Investment Operations	6.35

DISTRIBUTIONS:
From distributable earnings	(0.11)
Total Distributions	(0.11)

Net Increase in net asset value	6.24
Net Asset Value, End of Period	$16.24

TOTAL RETURN (b)
	63.53	%(d)
RATIOS/SUPPLEMENTAL DATA: (c)
Net assets, End of Period (in 000's)	$5,975
Ratio of operating expenses to average net assets excluding waivers	1.14	%(e)
Ratio of operating expenses to average net assets including waivers	0.90	%(e)
Ratio of net investment income to average net assets excluding waivers	6.91	%(e)
Ratio of net investment income to average net assets including waivers	7.15	%(e)
Portfolio turnover rate	41	%(d)

*	Class R6 shares inception date is August 8, 2025.

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total returns are calculated assuming an initial investment made at the net asset value at the beginnig of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

(d)	Not annualized.

(e)	Annualized.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	For the Six Months Ended December 31, 2025		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
	(Unaudited)
Retail Class
Net Asset Value, Beginning of Period	$10.30		$10.06	$10.29	$10.15	$11.44	$8.95

INCOME FROM INVESTMENT OPERATION:
Net investment income (a)	0.15		0.32	0.34	0.32	0.29	0.26
Net realized and unrealized gain/(loss)	0.16		0.52	0.07	0.38	(0.60)	2.77
Total from Investment Operations	0.31		0.84	0.41	0.70	(0.31)	3.03

DISTRIBUTIONS:
From distributable earnings	(0.26)		(0.33)	(0.34)	(0.39)	(0.98)	(0.54)
From tax return of capital	—		(0.27)	(0.30)	(0.17)	—	—
Total Distributions	(0.26)		(0.60)	(0.64)	(0.56)	(0.98)	(0.54)

Net Increase/(Decrease) in net asset value	0.05		0.24	(0.23)	0.14	(1.29)	2.49
Net Asset Value, End of Period	$10.35		$10.30	$10.06	$10.29	$10.15	$11.44

TOTAL RETURN (b)	3.04	%(d)	8.38%	4.13%	7.11%	(3.19)%	34.77%

RATIOS/SUPPLEMENTAL DATA: (c)
Net assets, End of Period (in 000's)	$5,162		$5,815	$5,423	$5,154	$3,078	$2,395
Ratio of operating expenses to average net assets excluding waivers	1.55	%(e)	1.52%	1.50%	1.53%	1.56%	1.81%
Ratio of operating expenses to average net assets including waivers	1.00	%(e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	2.26	%(e)	2.50%	2.86%	2.54%	2.01%	1.72%
Ratio of net investment income to average net assets including waivers	2.81	%(e)	3.02%	3.36%	3.07%	2.57%	2.53%
Portfolio turnover rate	67	%(d)	150%	125%	176%	93%	139%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total returns are calculated assuming an initial investment made at the net asset value at the beginnig of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

(d)	Not annualized.

(e)	Annualized.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	For the Six Months Ended December 31, 2025		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
	(Unaudited)
Class C
Net Asset Value, Beginning of Period	$10.32		$10.08	$10.31	$10.16	$11.47	$8.98

INCOME FROM INVESTMENT OPERATION:
Net investment income (a)	0.11		0.24	0.26	0.24	0.20	0.18
Net realized and unrealized gain/(loss)	0.17		0.52	0.07	0.39	(0.59)	2.77
Total from Investment Operations	0.28		0.76	0.33	0.63	(0.39)	2.95

DISTRIBUTIONS:
From distributable earnings	(0.17)		(0.28)	(0.30)	(0.34)	(0.92)	(0.46)
From tax return of capital	—		(0.24)	(0.26)	(0.14)	—	—
Total Distributions	(0.17)		(0.52)	(0.56)	(0.48)	(0.92)	(0.46)

Net Increase/(Decrease) in net asset value	0.11		0.24	(0.23)	0.15	(1.31)	2.49
Net Asset Value, End of Period	$10.43		$10.32	$10.08	$10.31	$10.16	$11.47

TOTAL RETURN (b)	2.67	%(d)	7.56%	3.35%	6.39%	(3.88)%	33.66%

RATIOS/SUPPLEMENTAL DATA: (c)
Net assets, End of Period (in 000's)	$9,202		$9,106	$8,592	$10,016	$7,127	$6,590
Ratio of operating expenses to average net assets excluding waivers	2.30	%(e)	2.28%	2.26%	2.29%	2.32%	2.55%
Ratio of operating expenses to average net assets including waivers	1.75	%(e)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets excluding waivers	1.50	%(e)	1.73%	2.10%	1.72%	1.24%	0.96%
Ratio of net investment income to average net assets including waivers	2.05	%(e)	2.26%	2.61%	2.26%	1.81%	1.76%
Portfolio turnover rate	67	%(d)	150%	125%	176%	93%	139%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total returns are calculated assuming an initial investment made at the net asset value at the beginnig of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

(d)	Not annualized.

(e)	Annualized.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	For the Six Months Ended December 31, 2025		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
	(Unaudited)
Class I
Net Asset Value, Beginning of Period	$10.39		$10.15	$10.38	$10.23	$11.51	$9.00

INCOME FROM INVESTMENT OPERATION:
Net investment income (a)	0.16		0.34	0.36	0.35	0.31	0.29
Net realized and unrealized gain/(loss)	0.17		0.52	0.07	0.39	(0.59)	2.78
Total from Investment Operations	0.33		0.86	0.43	0.74	(0.28)	3.07

DISTRIBUTIONS:
From distributable earnings	(0.29)		(0.34)	(0.35)	(0.42)	(1.00)	(0.56)
From tax return of capital	—		(0.28)	(0.31)	(0.17)	—	—
Total Distributions	(0.29)		(0.62)	(0.66)	(0.59)	(1.00)	(0.56)

Net Increase/(Decrease) in net asset value	0.04		0.24	(0.23)	0.15	(1.28)	2.51
Net Asset Value, End of Period	$10.43		$10.39	$10.15	$10.38	$10.23	$11.51

TOTAL RETURN (b)	3.26	%(d)	8.57%	4.38%	7.45%	(2.90)%	35.09%

RATIOS/SUPPLEMENTAL DATA: (c)
Net assets, End of Period (in 000's)	$127,312		$137,530	$143,926	$217,611	$160,092	$70,940
Ratio of operating expenses to average net assets excluding waivers	1.30	%(e)	1.27%	1.25%	1.28%	1.28%	1.54%
Ratio of operating expenses to average net assets including waivers	0.75	%(e)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets excluding waivers	2.50	%(e)	2.74%	3.08%	2.76%	2.20%	1.96%
Ratio of net investment income to average net assets including waivers	3.05	%(e)	3.26%	3.58%	3.29%	2.73%	2.75%
Portfolio turnover rate	67	%(d)	150%	125%	176%	93%	139%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total returns are calculated assuming an initial investment made at the net asset value at the beginnig of the period, reinvestment of all dividends and capital gains distributions, if any, at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect proportionate share of income and expenses of the underlying investee funds.

(d)	Not annualized.

(e)	Annualized.

See Notes to Financial Statements.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2025

NOTE 1 – ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers six separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C, and Class I Shares of each Fund. The Cullen Emerging Markets High Dividend Fund also offers R6 Class Shares, inception date August 5, 2025. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Effective October 2, 2024, Cullen International High Dividend Fund and Cullen High Dividend Equity Fund Class R1 and Class R2 shares were no longer available for purchase. The Class R1 and Class R2 shares were converted to Retail Class shares after the close of business on October 21, 2024, equal to the relative aggregate net asset value of the shareholder’s Class R1 or Class R2 shares held immediately prior to the conversion.

The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is a component of a Fund that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the Fund’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Advisor acts as the Funds’ CODM. Each Fund is considered an operating segment, and their performance and operating results are reviewed to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Funds' adviser, Cullen Capital Management, LLC, as the valuation designee with respect to the fair valuation of each Fund's portfolio securities, subject to oversight by and periodic reporting to the Board of Trustees. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the valuation designee. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Option Contracts – Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the valuation designee, which may include a Black-Scholes model, the Cox- Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of December 31, 2025, all written option contracts held are exchange-traded.

Equity Linked Certificates/Warrants – The Funds may gain exposure to securities in certain foreign markets through investments in equity linked certificates (“ELCs”). The Funds may purchase ELCs pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. ELCs are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. ELCs involve transaction costs, which may be higher than those applicable to the equity securities. An investment in an ELC may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Funds must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the ELC’s performance may differ from that of the underlying security. The holder of the ELC is entitled to receive from the bank or broker-dealer an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g. voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for an ELC or that the trading price of an ELC will equal the value of the underlying security. ELCs are generally valued based upon the value of a related underlying security that trades actively in the market.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2025

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the New York Stock Exchange (“NYSE”). The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered level 2.

The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation approaches used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –   unadjusted quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –   significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. These valuations are typically categorized as level 2 or level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2025 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks	$373,213,653	$—	$—	$373,1213,653
Preferred Stock	15,896,006	—	—	15,896,006
Total	$389,109,659	$—	$—	$389,109,659

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$635,945,277	$—	$—	$635,945,277
Total	$635,945,277	$—	$—	$635,945,277

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$9,385,071	$—	$—	$9,385,071
Total	$9,385,071	$—	$—	$9,385,071

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$27,204,978	$—	$—	$27,204,978
Total	$27,204,978	$—	$—	$27,204,978

Cullen Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2025

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks	$1,520,137,051	$—	$—	$1,520,137,051
Preferred Stocks	26,391,546	—	—	26,391,546
Participation (Equity Linked) Notes(b)	—	80,009,776	—	80,009,776
Total	$1,546,528,597	$80,009,776	$—	$1,626,538,373

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$139,423,274	$—	$—	$139,423,274
Total	$139,423,274	$—	$—	$139,423,274
Other Financial Instruments(c)
Written Options	$(112,284)	$—	$—	$(112,284)
Total	$(112,284)	$—	$—	$(112,284)

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

(b)	Participation (Equity Linked) Notes are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as level 2 in the fair value hierarchy.

(c)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and plan to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the six months ended December 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

Income and Expenses – Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

Foreign Currency Transactions – The Funds isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations in foreign exchange rates are included with the net realized and unrealized gain or loss from foreign currency related transactions. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s accounts and the U.S. dollar equivalent of the amounts actually received or paid.

Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2025

The effect of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Asset Derivatives Statement of Assets and Liabilities Location		Liability Derivatives Statement of Assets and Liabilities Location
	Location	Fair Value	Location	Fair Value
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	N/A	$—	Written options, at value	$(112,284)
Total		$—		$(112,284)

The effect of derivatives instruments on the Statements of Operations for the six months ended December 31, 2025:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives	Change in Unrealized Appreciation/Depreciation on Derivatives
Cullen Emerging Markets High Dividend Fund
Equity Contracts (Rights)	Net realized gain/(loss) on investment securities/Net change in unrealized appreciation/depreciation on investment securities	$430,174	$(448,812)
Total		$430,174	$(448,812)

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives	Change in Unrealized Appreciation/Depreciation on Derivatives
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/depreciation on written options	$937,174	$124,889
Total		$937,174	$124,889

The average value of rights contracts for the period in which the Cullen Emerging Markets High Dividend Fund held rights during the six months ended December 31, 2025, is noted below:

Average Rights Value
Cullen Emerging Markets High Dividend Fund	$74,802

The average written call option notional value during the six months ended December 31, 2025 for Cullen Enhanced Equity Income Fund was:

Average Written Option Notional Value
Cullen Enhanced Equity Income Fund	$18,812,355

Cullen Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2025

NOTE 3 - CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

	Six Months Ended December 31, 2025	Year Ended June 30, 2025
Cullen International High Dividend Fund
Retail Class
Shares sold	135,372	361,565	(a)
Dividends reinvested	9,229	16,644
Shares redeemed	(104,449)	(329,007)
Net increase in shares outstanding	40,152	49,202
Class C
Shares sold	1,354	—
Dividends reinvested	728	1,860
Shares redeemed	(1,895)	(18,072)
Net increase/decrease in shares outstanding	187	(16,212)
Class I
Shares sold	3,911,208	9,148,631
Dividends reinvested	415,131	755,107
Shares redeemed	(1,702,673)	(9,760,796)
Net increase in shares outstanding	2,623,666	142,942
Class R2
Shares sold	—	—
Dividends reinvested	—	1
Shares redeemed	—	(61	)(a)
Net (decrease) in shares outstanding	—	(60)

Cullen High Dividend Equity Fund
Retail Class
Shares sold	170,711	697,820	(a)
Dividends reinvested	686,183	752,730
Shares redeemed	(719,803)	(1,703,245)
Net increase/decrease in shares outstanding	137,091	(252,695)
Class C
Shares sold	36,282	102,660
Dividends reinvested	203,515	221,719
Shares redeemed	(222,203)	(472,871)
Net increase/decrease in shares outstanding	17,594	(148,492)
Class I
Shares sold	2,205,112	7,565,453
Dividends reinvested	4,835,209	5,392,981
Shares redeemed	(6,762,214)	(17,323,848)
Net increase/decrease in shares outstanding	278,107	(4,365,414)
Class R1
Shares sold	—	524
Dividends reinvested	—	447
Shares redeemed	—	(81,450	)(a)
Net (decrease) in shares outstanding	—	(80,479)
Class R2
Shares sold	—	100
Dividends reinvested	—	288
Shares redeemed	—	(49,816	)(a)
Net (decrease) in shares outstanding	—	(49,428)

Cullen Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2025

	Six Months Ended December 31, 2025	Year Ended June 30, 2025
Cullen Small Cap Value Fund
Retail Class
Shares sold	336	7,004
Dividends reinvested	207	1,323
Shares redeemed	(859)	(9,573)
Net decrease in shares outstanding	(316)	(1,246)
Class C
Shares sold	—	3,037
Dividends reinvested	65	501
Shares redeemed	(445)	(3,564)
Net decrease in shares outstanding	(380)	(26)
Class I
Shares sold	9,563	79,601
Dividends reinvested	6,512	34,119
Shares redeemed	(50,890)	(153,480)
Net decrease in shares outstanding	(34,815)	(39,760)

Cullen Value Fund
Retail Class
Shares sold	2,127	3,863
Dividends reinvested	3,568	4,641
Shares redeemed	(3,196)	(13,557)
Net decrease in shares outstanding	(2,499)	(5,053)
Class C
Shares sold	—	—
Dividends reinvested	720	1,007
Shares redeemed	(1,074)	(14,364)
Net decrease in shares outstanding	(354)	(13,357)
Class I
Shares sold	10,870	22,094
Dividends reinvested	55,159	67,592
Shares redeemed	(11,863)	(40,058)
Net increase in shares outstanding	54,166	49,628

Cullen Emerging Markets High Dividend Fund
Retail Class
Shares sold	1,877,683	2,429,789
Dividends reinvested	39,849	90,712
Shares redeemed	(715,735)	(1,586,592)
Net increase in shares outstanding	91,201,797	933,909
Class C
Shares sold	1,791	8,578
Dividends reinvested	699	2,796
Shares redeemed	(3,634)	(19,205)
Net decrease in shares outstanding	(1,144)	(7,831)
Class I
Shares sold	25,047,421	42,580,813
Dividends reinvested	843,276	1,712,452
Shares redeemed	(9,954,482)	(25,803,050)
Net increase in shares outstanding	15,936,215	18,490,215
Class R6*
Shares sold	365,721	—
Dividends reinvested	2,277	—
Shares redeemed	(3)	—
Net increase in shares outstanding	367,995	—

Cullen Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2025

	Six Months Ended December 31, 2025	Year Ended June 30, 2025
Cullen Enhanced Equity Income Fund
Retail Class
Shares sold	38,222	135,489
Dividends reinvested	10,717	26,895
Shares redeemed	(114,944)	(136,701)
Net increase/(decrease) in shares outstanding	(66,005)	25,683
Class C
Shares sold	51,355	191,535
Dividends reinvested	13,882	37,722
Shares redeemed	(65,878)	(199,007)
Net increase/(decrease) in shares outstanding	(641)	30,250
Class I
Shares sold	676,101	2,329,629
Dividends reinvested	338,120	763,375
Shares redeemed	(2,040,937)	(4,040,258)
Net decrease in shares outstanding	(1,026,716)	(947,254)

*	Class R6 shares inception date is August 8, 2025.
(a)	After the close of business on October 21, 2024, Class R1 and Class R2 shares of the Fund were converted to Retail Class shares of the Fund, equal to the relative aggregate net asset value of the shareholder’s Class R1 or Class R2 shares held immediately prior to the conversion.

NOTE 4 - INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the six months ended December 31, 2025 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Cullen International High Dividend Fund	$187,004,013	$163,114,094
Cullen High Dividend Equity Fund	71,750,171	134,895,261
Cullen Small Cap Value Fund	1,990,531	2,668,583
Cullen Value Fund	3,592,017	3,640,242
Cullen Emerging Markets High Dividend Fund	837,120,677	577,052,211
Cullen Enhanced Equity Income Fund	97,752,323	110,163,386

NOTE 5 - FEDERAL TAX INFORMATION

As of June 30, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Unrealized Appreciation/ (Depreciation)	Total
Cullen International High Dividend Fund	$4,802,739	$(23,825,606)	$88,137,676	$69,114,809
Cullen High Dividend Equity Fund	111,910	52,811,350	334,123,092	387,046,352
Cullen Small Cap Value Fund	28,178	(370,956)	1,098,091	755,313
Cullen Value Fund	130,104	(358,312)	11,202,193	10,973,985
Cullen Emerging Markets High Dividend Fund	3,908,892	(85,115,137)	243,275,738	162,069,493
Cullen Enhanced Equity Income Fund	—	(651,384)	(228,953)	(880,337)

Cullen Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2025

As of June 30, 2025 the costs of investments for federal tax purposes and accumulated net unrealized appreciation/(depreciation) in investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/(Depreciation) of Foreign Currency/ Derivatives	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes(a)
Cullen International High Dividend Fund	$89,352,972	$(1,384,910)	$169,614	$88,137,676	$245,468,386
Cullen High Dividend Equity Fund	334,206,147	(84,213)	1,158	334,123,092	310,071,263
Cullen Small Cap Value Fund	1,949,769	(851,678)	—	1,098,091	8,357,162
Cullen Value Fund	11,244,607	(42,414)	—	11,202,193	13,519,586
Cullen Emerging Markets High Dividend Fund	255,292,038	(12,094,672)	78,372	243,275,738	903,723,777
Cullen Enhanced Equity Income Fund	7,158,900	(7,316,077)	(71,776)	(228,953)	151,046,008

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sales, partnership investments, straddles, and passive foreign investment company adjustments for the Funds.

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from GAAP. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. For the Funds’ most recent year end, as a result of permanent book-to-tax differences arising primarily from the treatment of foreign currency, return of capital, taxable over distribution and the use of tax equalization, reclassification adjustments were made to increase (decrease) the amounts listed below:

Fund	Paid-in Capital	Total Distributable Earnings
Cullen International High Dividend Fund	$90,326	$(90,326)
Cullen High Dividend Equity Fund	6,941,682	(6,941,682)
Cullen Emerging Markets High Dividend Fund	142,555	(142,555)

At June 30, 2025, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (the “Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the current fiscal year end, the following amounts are available as carry forwards to the next tax year:

Fund	No Expiration Short-Term	No Expiration Long-Term	Total
Cullen International High Dividend Fund	$(23,825,606)	$—	$(23,825,606)
Cullen Emerging Markets High Dividend Fund	(85,115,137)	—	(85,115,137)
Cullen Enhanced Equity Income Fund	—	(651,384)	(651,384)

Capital losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer the recognition of these losses. When this election is made, any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal capital loss carry forwards as described above.

Cullen Small Cap Value Fund and Cullen Value Fund elected to treat post-October capital losses of $370,956 and $358,312, respectively, as having been incurred in the following fiscal year December 31, 2025.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2025

The tax composition of distributions paid during the year ended June 30, 2025 was as follows:

		Long-Term Capital
Fund	Ordinary Income	Gain	Return of Capital
Cullen International High Dividend Fund	$13,439,234	$—	$—
Cullen High Dividend Equity Fund	17,289,204	78,753,552	—
Cullen Small Cap Value Fund	180,636	322,306	—
Cullen Value Fund	297,043	682,492	—
Cullen Emerging Markets High Dividend Fund	30,168,685	—	—
Cullen Enhanced Equity Income Fund	5,043,651	—	4,119,182

The tax composition of distributions paid during the six months ended June 30, 2024 was as follows:

		Long-Term Capital
Fund	Ordinary Income	Gain	Return of Capital
Cullen International High Dividend Fund	$11,518,951	$—	$—
Cullen High Dividend Equity Fund	19,945,544	70,427,311	—
Cullen Small Cap Value Fund	188,080	87,391	—
Cullen Value Fund	407,128	1,548,863	—
Cullen Emerging Markets High Dividend Fund	22,242,742	—	—
Cullen Enhanced Equity Income Fund	6,143,766	—	4,716,979

NOTE 6 - INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with Cullen Capital Management, LLC (the “Investment Advisor”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Advisor for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2026, the Investment Advisor has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.25%, 2.00% and 1.00% of the average daily net assets of the Retail Class, Class C and Class I, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.00%, 1.75% and 0.75% of the average daily net assets of the Retail Class, Class C and Class I, respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.25%, 2.00% and 1.00% of the average daily net assets of the Retail Class, Class C, Class I, respectively; the Cullen Value Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.00%, 1.75% and 0.75% of the average daily net assets of the Retail Class, Class C and Class I, respectively; the Cullen Emerging Markets High Dividend Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.25%, 2.00%, 1.00% and 0.90% of the average daily net assets of the Retail Class, Class C, Class I and Class R6, respectively; and the Cullen Enhanced Equity Income Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.00%, 1.75% and 0.75% of the average daily net assets of the Retail Class, Class C and Class I, respectively. To the extent that the Investment Advisor reimburses a Fund or waives fees otherwise payable by a Fund to the Investment Advisor during any year with respect to a class of the Fund, and the total expenses borne by such respective class, (including the Investment Advisor’s fee and any such reimbursement but excluding all acquired fund fees and expenses, interest, taxes, and extraordinary expenses) does not exceed the limits described above, the Fund agrees to reimburse the Investment Adviser for such reimbursements or fee waivers, provided that such do not exceed expense limitations in place at the time the expenses or fees were waived or existing expense limitations. Any amounts that may be payable by a Fund to the Investment Advisor after the third year following the time the expenses were initially incurred by the Fund or waived/reimbursed by the Investment Advisor to the Fund, whichever is later, shall be extinguished and the Fund shall have no further obligation to pay the Investment Advisor for such reimbursement or fee waiver.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2025

As of June 30, 2025, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

	Expiring June 30,
	2026	2027	2028
Cullen International High Dividend Fund
Retail Class	$14,020	$10,765	$10,938
Class C	3,149	1,937	1,438
Class I	610,285	601,607	669,065
Total	$627,454	$614,309	$681,441
Cullen High Dividend Equity Fund
Retail Class	$365,599	$298,532	$275,612
Class C	112,052	92,090	79,187
Class I	3,051,411	2,475,106	2,226,078
Total	$3,529,062	$2,865,728	$2,580,877
Cullen Small Cap Value Fund
Retail Class	$30,988	$11,920	$11,886
Class C	3,859	3,495	4,148
Class I	368,384	310,944	329,936
Total	$403,231	$326,359	$345,970
Cullen Value Fund
Retail Class	$50,641	$29,561	$27,195
Class C	19,665	10,030	7,245
Class I	527,536	328,810	370,751
Total	$597,842	$368,401	$405,191
Cullen Emerging Markets High Dividend Fund
Retail Class	$23,719	$42,819	$91,974
Class C	4,046	3,203	3,266
Class I	967,747	1,283,330	1,959,345
Total	$995,512	$1,329,352	$2,054,585
Cullen Enhanced Equity Income Fund
Retail Class	$28,870	$34,433	$29,469
Class C	47,118	45,451	44,722
Class I	937,747	794,701	751,823
Total	$1,013,735	$874,585	$826,014

The investment advisory fees with respect to each Fund payable to the Investment Advisor (subject to any fee reductions pursuant to the expense limitation agreements in effect at any time) is paid by such Fund as of each month-end. To the extent any fee reductions or expense reimbursements made pursuant to the expense limitation agreements exceed the investment advisory fee payable to the Investment Advisor for a month, the Investment Advisor remits payment representing the difference to the applicable Fund shortly following each month end.

Effective September 8, 2025, Ultimus Fund Solutions, LLC (“UFS”) serves as the Funds’ administrator, and transfer agent and provides all administrative, fund accounting and transfer agency services to the Funds. Prior to September 8, 2025, Paralel Technologies LLC (“PRT”) served as the Funds’ administrator and transfer agent. Paralel Distributors LLC, an affiliate of PRT, serves as the Funds' distributor. Brown Brothers Harriman & Co. serves as the Funds’ custodian.

NOTE 7 - DISTRIBUTION PLAN

The Funds’ have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% and 1.00% of the average daily net assets of Retail Class and Class C, respectively. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The expenses of the Plan are reflected as distribution fees in the Statement of Operations.

NOTE 8 - FOREIGN INVESTMENT RISK

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund may invest in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2025

NOTE 9 - EMERGING MARKET RISK

All of the risks of investing in foreign securities are heightened by investing in emerging markets. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse, less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price and may be particularly sensitive to certain economic changes.

NOTE 10 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2025, Raymond James held approximately 34.7% of the voting securities of the Cullen Enhanced Equity Income Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also beneficially owned by Raymond James.

NOTE 11 - AFFILIATED SHAREHOLDERS

At December 31, 2025, the Cullen Small Cap Value Fund had one affiliated shareholder who held 54.08% of the Fund’s outstanding shares, and affiliates of the Investment Advisor collectively held 63.97% of the Fund’s outstanding shares. Similarly, for the Cullen Value Fund, one affiliated shareholder held 45.96% of the Fund’s outstanding shares, and affiliates of the Investment Advisor collectively held 51.98%. Investment activities of these significant shareholders could have a material effect on the respective Funds.

NOTE 12 - ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024.

NOTE 13 - SUBSEQUENT EVENTS

Subsequent events have been evaluated from the date of the Statement of Assets and Liabilities through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Cullen Funds

ADDITIONAL INFORMATION (Unaudited)

December 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

INVESTMENT ADVISOR

Cullen Capital Management LLC

645 Fifth Avenue

New York, NY 10022

DISTRIBUTOR

Paralel Distributors LLC

1700 Broadway, Suite 1850

Denver, CO 80290

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1900 16th Street, Suite 1600

Denver, CO 80202

LEGAL COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, NY 10019

ADMINISTRATOR AND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

CUSTODIAN

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Must be accompanied or preceded by a prospectus.

Paralel Distributors LLC is the Distributor for the Cullen Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):

Attached hereto. Exhibit 99.CERT

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cullen Funds Trust

By (Signature and Title)
/s/ James P. Cullen
James P. Cullen, Chief Executive Officer/ Principal Executive Officer

Date	March 10, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ James P. Cullen
James P. Cullen, Chief Executive Officer/ Principal Executive Officer

Date	March 10, 2026

By (Signature and Title)
/s/ Stephen O’Neil
Stephen O’Neil, Treasurer/ Principal Financial Officer

Date	March 10, 2026